UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,

3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)            (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

Anchor Series Trust Government & Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 4.5%
Diversified Financial Services - 4.5%

Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	$2,995,000	$2,994,272
Ally Master Owner Trust Series 2014-5, Class A2 1.60% due 10/15/2019	2,585,000	2,584,364
Apidos CLO XXI FRS Series 2015-21A, Class A1 2.05% due 07/18/2027*(1)	3,380,000	3,343,057
Apidos CLO XXII FRS Series 2015-22A, Class A1 1.84% due 10/20/2027*(1)	3,000,000	3,002,070
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.72% due 04/20/2025*(1)	3,063,000	3,009,612
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(2)	1,020,000	1,072,621
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.84% due 06/10/2046(2)	867,240	866,308
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(2)	187,967	188,454
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	1,795,000	1,795,819
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	1,461,389	1,455,941
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	2,320,000	2,309,680
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,481,012
Ford Credit Floorplan Master Owner Trust Series 2013-2, Class A 2.09% due 03/15/2022*	590,000	590,712
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(2)	2,250,000	2,252,960
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(2)	3,203,761	3,291,161
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.08% due 04/15/2041(2)	1,296,132	1,370,169
Madison Park Funding XI, Ltd. FRS Series 2013-11A, Class A1A 1.90% due 10/23/2025*(1)	4,300,000	4,247,755
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(2)	4,691,787	4,845,080
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.74% due 07/17/2025*(1)	1,381,000	1,351,101
Prestige Auto Receivables Trust Series 2014-1A, Class B 1.91% due 04/15/2020*	825,000	818,004
Santander Drive Auto Receivables Trust Series BH3-1, Class B 1.97% due 11/15/2019	2,255,000	2,251,981
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	910,000	912,355
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	3,657,000	3,668,780
SFAVE Commercial Mtg. Securities Trust VRS Series BH3-5AVE, Class A2B 4.14% due 01/05/2043*(2)	3,400,000	3,344,490
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,435,000	2,409,555
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	1,070,000	1,018,899
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(3)	1,596,989	1,595,399
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/2048(2)	3,132,371	3,159,492
Westlake Automobile Receivables Trust Series 2015-2A, Class B 1.83% due 01/15/2021*	2,025,000	2,017,475
Westlake Automobile Receivables Trust 2014-2 Series 2014-A2, Class 2A 0.97% due 10/16/2017*	493,755	493,502

Total Asset Backed Securities (cost $65,691,261)		64,742,080

U.S. CORPORATE BONDS & NOTES - 13.5%
Airlines - 0.1%

Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	1,911,875	2,117,401

Auto-Cars/Light Trucks - 0.7%

Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	190,000	192,705
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,045,248
Daimler Finance North America LLC Company Guar. Notes 3.88% due 09/15/2021*	210,000	224,828

Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	4,950,000	5,056,890
Volkswagen Group of America Finance LLC Company Guar. Notes 2.45% due 11/20/2019*	795,000	789,915

		10,309,586

Banks-Commercial - 0.2%

Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	458,358
PNC Bank NA Senior Notes 2.60% due 07/21/2020	2,150,000	2,197,225
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	903,756

		3,559,339

Banks-Fiduciary - 0.3%

Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,790,000	2,809,965
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	1,270,000	1,285,417

		4,095,382

Banks-Super Regional - 0.7%

Huntington National Bank Senior Notes 2.20% due 04/01/2019	1,050,000	1,048,153
US Bancorp Senior Notes 3.70% due 01/30/2024	1,065,000	1,156,116
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	544,882
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,261,630
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,405,000	1,440,856
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	601,356

		10,052,993

Brewery - 1.1%

Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	5,100,000	5,302,077
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	3,275,000	3,444,033
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	3,750,000	4,052,640
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	690,000	771,118
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,653,691
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	715,000	679,292

		15,902,851

Building-Heavy Construction - 0.3%

SBA Tower Trust Notes 3.16% due 10/15/2045*	3,665,000	3,666,393

Cable/Satellite TV - 0.0%

Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	212,998

Cellular Telecom - 0.2%

Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	3,550,000	3,555,325

Computers - 0.3%

Apple, Inc. Senior Notes 2.85% due 05/06/2021	2,000,000	2,097,058
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,935,795
Apple, Inc. Senior Notes 4.45% due 05/06/2044	225,000	236,952

		4,269,805

Computers-Memory Devices - 0.1%

EMC Corp. Senior Notes 1.88% due 06/01/2018	1,260,000	1,232,267

Diversified Banking Institutions - 1.5%

Bank of America Corp. Senior Notes 2.60% due 01/15/2019	3,885,000	3,950,695
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,330,429
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	1,000,000	1,103,652
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,600,847

Citigroup, Inc. Senior Notes 3.30% due 04/27/2025	3,000,000	3,007,536
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	145,000	214,501
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	2,155,000	2,253,257
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,327,176
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,207,170
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,289,787

		22,285,050

Diversified Financial Services - 0.3%

General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	1,718,000	1,942,584
General Electric Capital Corp. Company Guar. Notes 6.15% due 08/07/2037	663,000	891,637
General Electric Capital Corp. Company Guar. Notes 6.75% due 03/15/2032	665,000	904,665
General Electric Capital Corp. Company Guar. Notes 6.88% due 01/10/2039	60,000	86,880

		3,825,766

Diversified Manufacturing Operations - 0.0%

Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	630,000	685,386

E-Commerce/Products - 0.2%

Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	2,125,000	2,386,947

Electric-Integrated - 0.4%

Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	565,000	614,901
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	1,825,000	2,317,380
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,136,536
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	375,000	402,407
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	893,512

		6,364,736

Finance-Commercial - 0.9%

Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,084,677
Private Export Funding Corp. Government Guar. Notes 3.25% due 06/15/2025	7,050,000	7,539,002

		13,623,679

Insurance-Life/Health - 0.7%

John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,091,195
Teachers Insurance & Annuity Assoc. of America Sub. Notes 4.90% due 09/15/2044*	3,430,000	3,675,413

		9,766,608

Insurance-Multi-line - 0.1%

MetLife, Inc. Senior Notes 1.90% due 12/15/2017	425,000	426,813
MetLife, Inc. Senior Notes 4.88% due 11/13/2043	1,025,000	1,092,205

		1,519,018

Insurance-Property/Casualty - 0.2%

ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	1,015,000	1,063,171
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	1,985,000	2,163,275

		3,226,446

Insurance-Reinsurance - 0.2%

Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	2,335,000	2,381,340

Machinery-Construction & Mining - 0.2%

Caterpillar Financial Services Corp. Senior Notes 2.63% due 03/01/2023	1,140,000	1,135,620
Caterpillar, Inc. Senior Notes 3.40% due 05/15/2024	920,000	966,268
Caterpillar, Inc. Senior Notes 4.30% due 05/15/2044	1,035,000	1,079,043

		3,180,931

Medical Instruments - 0.3%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	750,000	776,109
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	1,065,000	1,129,553
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,700,000	1,814,480
Medtronic, Inc. Company Guar. Notes 3.63% due 03/15/2024	425,000	456,341
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	165,000	178,633

		4,355,116

Medical Labs & Testing Services - 0.3%

Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	2,775,000	2,909,341
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	608,000	690,599

		3,599,940

Medical-Drugs - 1.1%

Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	355,000	365,906
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	1,700,000	1,778,285
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	555,000	585,111
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	620,000	635,184
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	2,680,000	2,743,471
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	1,880,000	1,961,722
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	830,166
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	3,700,000	3,969,227
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	2,845,465

		15,714,537

Medical-HMO - 0.4%

Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	461,000	481,421
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	775,000	866,058
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	1,360,000	1,446,780
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,165,000	2,332,751

		5,127,010

Medical-Hospitals - 0.2%

Dignity Health Sec. Notes 2.64% due 11/01/2019	260,000	265,383
Dignity Health Sec. Notes 3.81% due 11/01/2024	540,000	570,519
Memorial Sloan-Kettering Cancer Center Senior Notes 4.20% due 07/01/2055	740,000	759,261
New York and Presbyterian Hospital Notes 4.02% due 08/01/2045	1,305,000	1,302,948

		2,898,111

Multimedia - 0.2%

NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,909,130

Networking Products - 0.0%

Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	250,000	263,066

Oil Companies-Integrated - 0.3%

ConocoPhillips Company Guar. Notes 6.00% due 01/15/2020	180,000	200,160
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	825,000	809,187
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	445,000	425,643
ConocoPhillips Co. Company Guar. Notes 4.30% due 11/15/2044	480,000	415,075
Exxon Mobil Corp. Senior Notes 2.22% due 03/01/2021	700,000	712,391
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	590,000	600,055

Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	600,000	636,180

		3,798,691

Oil-Field Services - 0.1%

Halliburton Co. Senior Notes 3.38% due 11/15/2022	1,615,000	1,643,535

Physicians Practice Management - 0.1%

Toledo Hospital Senior Notes 4.98% due 11/15/2045	1,720,000	1,939,156

Retail-Building Products - 0.1%

Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	1,740,000	1,935,233

Retail-Discount - 0.4%

Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,456,030

Schools - 0.5%

Stanford University Notes 6.88% due 02/01/2024	5,000,000	6,488,970

Special Purpose Entity - 0.2%

Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	2,339,000	2,847,405

Transport-Services - 0.6%

Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,271,046	2,543,572
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,271,315

		8,814,887

Total U.S. Corporate Bonds & Notes
(cost $183,407,262)		196,011,064

FOREIGN CORPORATE BONDS & NOTES - 6.9%
Banks-Commercial - 2.4%

Abbey National Treasury Services PLC Company Guar. Notes 2.50% due 03/14/2019	3,600,000	3,634,308
Bank of Montreal Senior Notes 2.38% due 01/25/2019	3,500,000	3,567,085
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	3,000,000	3,028,875
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	2,145,000	2,160,517
Banque Federative du Credit Mutuel SA Senior Notes 2.75% due 10/15/2020*	4,300,000	4,384,925
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	877,225
Credit Suisse NY Senior Notes 3.63% due 09/09/2024	2,200,000	2,230,635
Macquarie Bank, Ltd. Senior Notes 2.40% due 01/21/2020*	635,000	635,385
Royal Bank of Canada Senior Notes 2.50% due 01/19/2021	5,100,000	5,208,247
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,334,092
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,053,665

		34,114,959

Building Societies - 0.3%

Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	3,650,000	3,651,978

Cellular Telecom - 0.1%

America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	651,755
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	514,869

		1,166,624

Diversified Banking Institutions - 0.4%

HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,650,000	1,683,814
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,219,088
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	2,415,000	3,013,811

		5,916,713

Diversified Financial Services - 0.7%

GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	4,869,000	4,987,999
GE Capital International Funding Co. Company Guar. Notes 4.42% due 11/15/2035*	4,479,000	4,865,954

		9,853,953

Diversified Minerals - 0.1%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	1,475,000	1,519,073

E-Commerce/Products - 0.0%

Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019	490,000	494,386

Electric-Distribution - 0.1%

State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*	2,000,000	2,052,250

Electric-Generation - 0.1%

Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,419,259

Finance-Investment Banker/Broker - 0.2%

CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,195,165

Oil Companies-Exploration & Production - 0.4%

Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020*	5,660,000	5,683,585

Oil Companies-Integrated - 1.7%

BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	1,445,000	1,509,656
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	925,000	932,619
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	2,270,000	2,304,388
BP Capital Markets PLC Company Guar. Notes 3.99% due 09/26/2023	405,000	427,974
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,220,523
ConocoPhillips Senior Notes 5.75% due 02/01/2019	375,000	406,836
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	3,265,000	3,295,808
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,865,631
Shell International Finance BV Company Guar. Notes 5.50% due 03/25/2040	620,000	696,404
Statoil ASA Company Guar. Notes 2.25% due 11/08/2019	325,000	329,022
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	204,559
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	185,000	180,232
Statoil ASA Company Guar. Notes 2.75% due 11/10/2021	475,000	481,287
Statoil ASA Company Guar. Notes 2.90% due 11/08/2020	2,250,000	2,308,502
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	2,395,000	2,421,678
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	815,000	851,279
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	835,000	826,671
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018	3,000,000	3,048,963

		24,312,032

Oil-Field Services - 0.1%

Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,100,000	2,180,743

Pipelines - 0.1%

TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	1,671,000	1,764,990

Property Trust - 0.2%

Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 11/05/2019*	2,390,000	2,395,194

Total Foreign Corporate Bonds & Notes (cost $96,395,548)		99,720,904

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Electric-Distribution - 0.3%

Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022 (cost $2,898,750)	3,000,000	3,964,950

MUNICIPAL BONDS & NOTES - 2.8%

Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	3,105,000	3,481,543

Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	3,385,752
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	705,000	848,157
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	145,000	172,602
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,799,604
Kansas Development Finance Authority Revenue Bonds 4.93% due 04/15/2045	2,700,000	2,846,394
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,595,580
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,100,000	1,369,797
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	5,012,160
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,152,408
Port Authority of New York & New Jersey Revenue Bonds 4.81% due 10/15/2065	1,870,000	2,084,657
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,169,970
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,400,902
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,962,100
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,798,298
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,317,477
Utility Debt Securitization Authority Revenue Bonds 3.44% due 12/15/2025	1,695,000	1,812,701

Total Municipal Bonds & Notes
(cost $33,573,444)		40,210,102

U.S. GOVERNMENT AGENCIES - 37.7%
Federal Home Loan Mtg. Corp. - 10.9%

2.50% due April 15 TBA	8,400,000	8,622,980
3.00% due 03/01/2045	26,456,330	27,110,755
3.00% due 07/01/2045	19,315,731	19,793,526
3.00% due 08/01/2045	14,683,440	15,046,650
3.00% due 09/01/2045	16,459,796	16,866,946
3.00% due April 15 TBA	17,300,000	18,085,257
3.50% due 02/01/2046	34,811,825	36,468,773
3.50% due April 15 TBA	3,000,000	3,166,038
4.00% due 09/01/2026	1,426,512	1,523,872
4.00% due 12/01/2040	8,159,818	8,731,671
5.50% due April 30 TBA	2,000,000	2,222,500
6.00% due 12/01/2039	290,992	330,908
7.50% due 05/01/2027	1,516	1,782

		157,971,658

Federal National Mtg. Assoc. - 20.2%

2.00% due April 15 TBA	2,900,000	2,914,500
2.47% due 05/01/2025	3,542,484	3,587,794
2.50% due 03/01/2030	11,722,183	12,044,811
2.50% due April 30 TBA	1,800,000	1,793,085
2.68% due 05/01/2025	6,000,000	6,159,477
2.81% due 07/01/2025	6,000,000	6,219,257
2.82% due 12/01/2024	4,920,203	5,111,808
2.99% due 10/01/2025	2,145,000	2,251,004
3.00% due 05/01/2027	1,000,185	1,047,276
3.00% due 06/01/2027	531,198	556,238
3.00% due 08/01/2027	345,223	361,499
3.00% due 04/01/2045	14,849,558	15,243,649
3.00% due April 15 TBA	2,000,000	2,089,062
3.01% due 12/01/2024	3,917,980	4,118,152
3.09% due 10/01/2025	1,063,279	1,124,208
3.12% due 05/01/2033	2,862,785	2,913,177
3.50% due 02/01/2046	43,366,696	45,490,166
3.50% due April 15 TBA	7,350,000	7,761,673
4.00% due 09/01/2026	9,522,371	10,140,911
4.00% due 01/01/2046	12,635,368	13,513,869
4.00% due 02/01/2046	14,119,285	15,100,660
4.00% due April 30 TBA	32,100,000	34,296,844
4.50% due 11/01/2026	1,365,154	1,475,043
4.50% due 01/01/2027	1,578,615	1,672,675
4.50% due 06/01/2038	65,124	70,922
4.50% due 05/01/2039	59,108	64,363
4.50% due 06/01/2039	141,262	153,824
4.50% due 08/01/2039	13,024	14,203
4.50% due 01/01/2040	81,371	88,809
4.50% due 04/01/2040	92,079	100,145
4.50% due 07/01/2040	150,380	163,551
4.50% due 09/01/2040	14,914,409	16,275,489
4.50% due 11/01/2040	3,389,937	3,688,621
4.50% due 12/01/2040	473,703	515,503
4.50% due 01/01/2041	600,024	654,868
4.50% due 02/01/2041	764,518	834,333
4.50% due 03/01/2041	7,406,905	8,082,835
4.50% due 04/01/2041	821,422	896,207
4.50% due 05/01/2041	696,261	759,728

4.50% due 06/01/2041	1,073,493	1,171,301
4.50% due 07/01/2041	3,372,309	3,679,364
4.50% due 08/01/2041	1,898,444	2,071,138
4.50% due 09/01/2041	763,065	831,902
4.50% due 04/01/2043	618,836	676,427
4.50% due 06/01/2043	275,713	301,326
4.50% due 10/01/2043	908,288	988,053
4.50% due 11/01/2043	116,350	126,530
4.50% due 08/01/2044	435,118	473,202
5.00% due April 30 TBA	24,000,000	26,550,000
5.50% due 03/01/2038	1,186,941	1,335,897
5.50% due 06/01/2038	58,565	65,632
5.50% due 08/01/2038	66,169	74,463
5.50% due 09/01/2039	42,114	47,447
5.50% due 05/01/2040	7,884	8,836
5.50% due 06/01/2040	16,921	19,050
5.50% due April 30 TBA	11,700,000	13,120,290
6.50% due 02/01/2038	120,535	138,911
6.50% due 10/01/2039	138,421	159,221
Federal National Mtg. Assoc. REMIC VRS Series 2015-M12, Class A2 2.79% due 05/25/2025(2)	10,285,000	10,635,968

		291,825,197

Government National Mtg. Assoc. - 5.8%
3.00% due 04/20/2045	6,601,455	6,847,309
3.00% due 07/20/2045	2,177,804	2,258,911
3.00% due 08/20/2045	3,876,086	4,020,442
3.50% due 02/20/2046	35,192,535	37,240,524
4.00% due 02/15/2041	1,388,069	1,497,673
4.00% due 09/15/2041	1,206,172	1,293,490
4.00% due 02/15/2042	77,181	82,560
4.00% due 08/15/2042	151,996	164,151
4.50% due 05/15/2040	1,004,916	1,094,341
4.50% due 06/15/2040	1,547,500	1,682,951
4.50% due 07/15/2040	2,562,411	2,795,643
4.50% due 05/15/2042	223,243	243,639
4.50% due April 30 TBA	3,000,000	3,220,781
5.00% due 07/15/2033	1,792,523	2,005,247
5.00% due 10/15/2033	93,924	105,317
5.00% due 11/15/2033	12,640	14,155
5.00% due 12/15/2033	39,291	43,712
5.00% due 01/15/2034	150,410	168,092
5.00% due 02/15/2034	68,149	75,181
5.00% due 03/15/2034	5,794	6,392
5.00% due 05/15/2034	11,975	13,525
5.00% due 06/15/2035	11,092	12,439
5.00% due 09/15/2035	131,293	148,171
5.00% due 11/15/2035	42,664	47,264
5.00% due 12/15/2035	27,579	30,754
5.00% due 02/15/2036	22,510	25,144
5.00% due 03/15/2036	13,917	15,371
5.00% due 09/15/2036	4,863	5,406
5.00% due 05/15/2038	16,042	17,714
5.00% due 07/15/2038	205,980	227,176
5.00% due 08/15/2038	49,966	55,578
5.00% due 11/15/2038	139,317	154,672
5.00% due 12/15/2038	502,175	558,981
5.00% due 06/15/2039	674,763	751,119
5.00% due 08/15/2039	178,041	198,559
5.00% due 07/15/2040	203,769	224,775
5.00% due 04/15/2041	426,970	475,288
5.50% due 10/15/2032	2,235	2,523
5.50% due 11/15/2032	3,659	4,098
5.50% due 02/15/2033	130,294	146,351
5.50% due 05/15/2033	75,495	86,514
5.50% due 06/15/2033	116,478	132,973
5.50% due 07/15/2033	15,068	17,214
5.50% due 08/15/2033	13,267	14,849
5.50% due 09/15/2033	5,942	6,767
5.50% due 11/15/2033	237,384	272,115
5.50% due 01/15/2034	159,414	178,928
5.50% due 02/15/2034	68,108	77,172
5.50% due 03/15/2034	1,034,438	1,185,073
5.50% due 04/15/2034	31,074	35,638
5.50% due 05/15/2034	65,321	74,779
5.50% due 06/15/2034	12,188	13,641
5.50% due 07/15/2034	38,180	43,439
5.50% due 08/15/2034	26,522	30,158
5.50% due 09/15/2034	308,973	346,046
5.50% due 10/15/2034	249,113	283,381
5.50% due 04/15/2036	48,921	55,080
6.00% due 03/15/2028	8,150	9,197
6.00% due 06/15/2028	14,940	16,860
6.00% due 08/15/2028	50,031	57,041
6.00% due 09/15/2028	35,679	40,264
6.00% due 10/15/2028	12,443	14,042
6.00% due 11/15/2028	3,257	3,676
6.00% due 12/15/2028	62,637	70,855
6.00% due 03/15/2029	372	420
6.00% due 04/15/2029	2,951	3,342
6.00% due 01/15/2032	10,206	11,804
6.00% due 02/15/2032	263	297
6.00% due 07/15/2032	11,624	13,251
6.00% due 09/15/2032	13,011	14,683
6.00% due 10/15/2032	252,526	287,532
6.00% due 11/15/2032	17,227	19,441
6.00% due 01/15/2033	3,832	4,364
6.00% due 02/15/2033	22,958	26,597
6.00% due 03/15/2033	36,101	41,509
6.00% due 04/15/2033	49,639	56,017
6.00% due 05/15/2033	85,035	95,961
6.00% due 12/15/2033	30,689	35,494
6.00% due 08/15/2034	6,143	6,933
6.00% due 09/15/2034	107,780	122,998
6.00% due 10/15/2034	79,702	92,195
6.00% due 05/15/2036	31,020	35,725
6.00% due 06/15/2036	299,997	351,441
6.00% due 07/15/2036	3,660,810	4,215,534
6.00% due 08/15/2036	120,981	138,135
6.00% due 12/15/2036	272,804	314,096
6.00% due 02/15/2037	79,902	91,780
6.00% due 08/15/2037	92,492	104,377
6.00% due 01/15/2038	364,142	415,602
6.00% due 03/15/2038	161,815	182,606
6.00% due 07/15/2038	156,467	176,571
6.00% due 08/15/2038	450,102	508,443
6.00% due 09/15/2038	843,126	954,996
6.00% due 10/15/2038	930,502	1,059,492
6.00% due 11/15/2038	334,688	377,694
6.00% due 12/15/2038	315,662	356,221
6.00% due 01/15/2039	262,744	299,556
6.00% due 02/15/2039	174,280	196,673
6.00% due 04/15/2039	155,983	178,147
6.00% due 12/15/2039	208,876	235,714
6.00% due 03/15/2040	249,130	281,142
6.00% due 04/15/2040	86,193	97,268
6.00% due 06/15/2041	311,638	351,680
6.50% due 05/15/2023	5,873	6,722

6.50% due 06/15/2023	4,156	4,757
6.50% due 07/15/2023	19,898	22,778
6.50% due 08/15/2023	2,050	2,347
6.50% due 10/15/2023	16,365	18,732
6.50% due 11/15/2023	20,549	23,522
6.50% due 12/15/2023	52,938	60,598
6.50% due 02/15/2027	1,889	2,191
6.50% due 12/15/2027	1,873	2,144
6.50% due 01/15/2028	21,735	24,880
6.50% due 02/15/2028	8,999	10,302
6.50% due 03/15/2028	36,891	42,768
6.50% due 04/15/2028	17,192	19,788
6.50% due 05/15/2028	51,003	58,381
6.50% due 06/15/2028	107,108	122,817
6.50% due 07/15/2028	80,511	92,159
6.50% due 08/15/2028	48,321	55,730
6.50% due 09/15/2028	64,123	73,410
6.50% due 10/15/2028	59,346	68,122
6.50% due 11/15/2028	77,063	88,812
6.50% due 12/15/2028	52,179	59,998
6.50% due 01/15/2029	971	1,111
6.50% due 02/15/2029	13,309	15,235
6.50% due 03/15/2029	19,092	21,855
6.50% due 04/15/2029	8,262	9,458
6.50% due 05/15/2029	62,192	71,191
6.50% due 06/15/2029	10,478	11,995
6.50% due 03/15/2031	4,765	5,454
6.50% due 04/15/2031	1,032	1,246
6.50% due 05/15/2031	77,868	89,410
6.50% due 06/15/2031	53,215	60,914
6.50% due 07/15/2031	155,237	177,891
6.50% due 08/15/2031	30,558	34,979
6.50% due 09/15/2031	96,724	110,724
6.50% due 10/15/2031	74,363	85,909
6.50% due 11/15/2031	42,105	48,403
6.50% due 01/15/2032	173,106	198,274
6.50% due 02/15/2032	73,232	84,119
6.50% due 03/15/2032	1,777	2,035
6.50% due 04/15/2032	13,458	15,409
6.50% due 05/15/2032	53,540	61,287
7.00% due 11/15/2031	37,368	43,940
7.00% due 03/15/2032	23,587	28,375
7.00% due 01/15/2033	31,976	38,993
7.00% due 05/15/2033	87,186	106,386
7.00% due 07/15/2033	65,653	78,631
7.00% due 11/15/2033	87,507	106,929
8.00% due 10/15/2029	417	419
8.00% due 12/15/2029	4,264	4,280
8.00% due 01/15/2030	17,100	18,038
8.00% due 03/15/2030	129	130
8.00% due 04/15/2030	18,465	18,805
8.00% due 08/15/2030	1,871	1,878
8.00% due 09/15/2030	22,392	23,161
8.00% due 11/15/2030	2,525	2,936
8.00% due 12/15/2030	4,379	4,738
8.00% due 02/15/2031	38,792	42,341
8.00% due 03/15/2031	11,626	11,804
10.00% due 08/20/2016	72	73
10.00% due 01/20/2017	465	470
10.00% due 03/20/2017	532	537
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/2035(3)	79,468	89,389
Series 2005-74, Class HB
7.50% due 09/16/2035(3)	403,477	472,019
Series 2005-74, Class HC
7.50% due 09/16/2035(3)	157,550	182,943

		86,041,924

Sovereign Agency - 0.8%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,342,233
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	8,405,408

		10,747,641

Total U.S. Government Agencies
(cost $538,175,022)		546,586,420

U.S. GOVERNMENT TREASURIES - 38.4%
United States Treasury Bonds - 5.6%
2.50% due 02/15/2045	16,800,000	16,381,310
2.88% due 05/15/2043	32,030,000	33,750,363
2.88% due 08/15/2045	9,030,000	9,498,431
3.00% due 11/15/2044	3,405,000	3,674,342
3.38% due 05/15/2044	2,895,000	3,356,052
3.63% due 02/15/2044	11,290,000	13,696,622

		80,357,120

United States Treasury Notes - 32.8%
0.50% due 08/31/2016	100,729,400	100,778,556
0.50% due 01/31/2017	17,400,000	17,387,089
0.50% due 03/31/2017	15,200,000	15,182,186
0.63% due 05/31/2017	16,000,000	15,990,624
0.63% due 08/31/2017	54,000,000	53,934,606
0.75% due 03/31/2018	2,800,000	2,799,782
1.00% due 03/31/2017	16,000,000	16,058,752
1.00% due 09/15/2017	12,000,000	12,051,564
1.00% due 05/31/2018	9,800,000	9,845,942
1.25% due 11/30/2018	6,800,000	6,875,704
1.25% due 04/30/2019	12,000,000	12,128,904
1.38% due 07/31/2018	18,200,000	18,443,134
1.38% due 09/30/2018	23,200,000	23,528,071
1.38% due 03/31/2020	34,550,000	34,925,178
1.38% due 09/30/2020	6,000,000	6,050,154
1.38% due 01/31/2021	12,850,000	12,942,366
1.63% due 06/30/2020	27,200,000	27,739,757
1.75% due 12/31/2020	5,800,000	5,942,054
2.00% due 11/30/2020	32,000,000	33,148,736
2.00% due 02/15/2025	44,135,000	45,078,033
3.13% due 04/30/2017	4,500,000	4,618,651

		475,449,843

Total U.S. Government Treasuries
(cost $541,898,137)		555,806,963

Total Long-Term Investment Securities
(cost $1,462,039,424)		1,507,042,483

REPURCHASE AGREEMENTS - 5.8%
Bank of America Securities LLC Joint Repurchase Agreement(4)	22,055,000	22,055,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	9,760,000	9,760,000
BNP Paribas SA Joint Repurchase Agreement(4)	19,520,000	19,520,000
Deutsche Bank AG Joint Repurchase Agreement(4)	19,520,000	19,520,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	13,665,000	13,665,000

Total Repurchase Agreements
(cost $84,520,000)		84,520,000

TOTAL INVESTMENTS
(cost $1,546,559,424)(5)	109.9%	1,591,562,483
Liabilities in excess of other assets	(9.9)	(144,152,995)

NET ASSETS	100.0%	$1,447,409,488

FORWARD SALES CONTRACTS - (3.9)%
U.S. Government Agencies - (3.9)%
Federal National Mtg. Assoc. - (3.4)%
4.00% due April 15 TBA	(5,700,000)	$(5,938,894)
4.50% due April 30 TBA	(19,555,000)	(21,278,284)
4.50% due May 30 TBA	(19,500,000)	(21,194,063)

		(48,411,241)

Government National Mtg. Assoc. - (0.5)%
4.00% due April 30 TBA	(2,000,000)	(2,138,438)
6.00% due April 30 TBA	(4,425,000)	(4,985,169)
6.00% due May 30 TBA	(1,675,000)	(1,883,901)

		(9,007,508)

Total Forward Sales Contracts (cost $57,326,080)		$(57,418,749)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $109,892,986 representing 7.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

REMIC  -  Real Estate Mortgage Investment Conduit

STRIPS  -  Separate trading of registered interest and principal of securities

TBA  -  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS  -  Floating Rate Security

VRS  -  Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2016 and unless otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$64,742,080	$—	$64,742,080
U.S. Corporate Bonds & Notes	—	196,011,064	—	196,011,064
Foreign Corporate Bonds & Notes	—	99,720,904	—	99,720,904
Foreign Government Obligations	—	3,964,950	—	3,964,950
Municipal Bond & Notes	—	40,210,102	—	40,210,102
U.S. Government Agencies	—	546,586,420	—	546,586,420
U.S. Government Treasuries	—	555,806,963	—	555,806,963
Repurchase Agreements	—	84,520,000	—	84,520,000

Total Investments at Value	$—	$1,591,562,483	$—	$1,591,562,483

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$57,418,749	$—	$57,418,749

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 60.4%
Advertising Agencies - 0.0%

Interpublic Group of Cos., Inc.	431	$9,891
Omnicom Group, Inc.	146	12,152

		22,043

Advertising Services - 0.3%

Aimia, Inc.	38,895	250,873
Publicis Groupe ADR	14,271	250,170

		501,043

Aerospace/Defense - 0.9%

Boeing Co.	5,324	675,829
Lockheed Martin Corp.	724	160,366
Northrop Grumman Corp.	2,402	475,356
Raytheon Co.	1,011	123,979
Rockwell Collins, Inc.	78	7,192
Spirit AeroSystems Holdings, Inc., Class A†	126	5,715
Teledyne Technologies, Inc.†	2,212	194,966
TransDigm Group, Inc.†	36	7,932

		1,651,335

Aerospace/Defense-Equipment - 0.1%

B/E Aerospace, Inc.	153	7,056
Harris Corp.	1,230	95,768

		102,824

Agricultural Chemicals - 0.2%

CF Industries Holdings, Inc.	132	4,137
Incitec Pivot, Ltd. ADR	121,708	300,618
Monsanto Co.	220	19,303

		324,058

Airlines - 0.5%

Alaska Air Group, Inc.	6,774	555,604
American Airlines Group, Inc.	336	13,779
Copa Holdings SA, Class A	3,946	267,342
Delta Air Lines, Inc.	378	18,401
Southwest Airlines Co.	345	15,456
United Continental Holdings, Inc.†	198	11,852

		882,434

Apparel Manufacturers - 0.2%

Hanesbrands, Inc.	275	7,794
Michael Kors Holdings, Ltd.†	151	8,601
Under Armour, Inc., Class A†	110	9,331
VF Corp.	4,532	293,492

		319,218

Applications Software - 0.7%

Citrix Systems, Inc.†	135	10,608
Intuit, Inc.	143	14,873
Microsoft Corp.	22,600	1,248,198
Red Hat, Inc.†	123	9,165
Salesforce.com, Inc.†	306	22,592
ServiceNow, Inc.†	109	6,669

		1,312,105

Athletic Footwear - 0.3%

NIKE, Inc., Class B	8,032	493,727

Auction Houses/Art Dealers - 0.3%

Ritchie Bros. Auctioneers, Inc.	23,444	634,863

Audio/Video Products - 0.1%

Harman International Industries, Inc.	1,589	141,485

Auto-Cars/Light Trucks - 0.4%

Nissan Motor Co., Ltd. ADR	43,000	795,930
Tesla Motors, Inc.†	46	10,569

		806,499

Auto-Heavy Duty Trucks - 0.4%

New Flyer Industries, Inc.	4,717	121,307
PACCAR, Inc.	12,793	699,649

		820,956

Auto/Truck Parts & Equipment-Original - 0.8%

Autoliv, Inc.	7,354	871,302
BorgWarner, Inc.	191	7,334
Delphi Automotive PLC	151	11,328
Johnson Controls, Inc.	12,992	506,298
Mobileye NV†	1,233	45,979
WABCO Holdings, Inc.†	64	6,843

		1,449,084

Banks-Commercial - 1.7%

Banco Bilbao Vizcaya Argentaria SA ADR	88,863	579,387
Bank of Nova Scotia	5,109	249,626
BOK Financial Corp.	1,384	75,594
Cullen/Frost Bankers, Inc.	12,599	694,331
East West Bancorp, Inc.	5,642	183,252
Grupo Financiero Santander Mexico SAB de CV ADR, Class B	11,142	100,612
ING Groep NV ADR	57,536	686,404
M&T Bank Corp.	1,547	171,717
PacWest Bancorp	5,010	186,122
SVB Financial Group†	1,589	162,157
Umpqua Holdings Corp.	5,177	82,107
Washington Trust Bancorp, Inc.	2,058	76,805

		3,248,114

Banks-Super Regional - 1.4%

PNC Financial Services Group, Inc.	10,091	853,396
US Bancorp	17,306	702,451
Wells Fargo & Co.	22,582	1,092,065

		2,647,912

Batteries/Battery Systems - 0.2%

Energizer Holdings, Inc.	8,652	350,493

Beverages-Non-alcoholic - 0.7%

Coca-Cola Co.	14,323	664,444
Coca-Cola Enterprises, Inc.	197	9,996
Dr Pepper Snapple Group, Inc.	2,015	180,181
Monster Beverage Corp.†	73	9,737
PepsiCo, Inc.	4,541	465,361

		1,329,719

Beverages-Wine/Spirits - 0.2%

Brown-Forman Corp., Class B	1,247	122,792
Constellation Brands, Inc., Class A	99	14,958
Diageo PLC ADR	2,814	303,546

		441,296

Brewery - 0.4%

Ambev SA ADR	149,853	776,239

Broadcast Services/Program - 0.0%

Discovery Communications, Inc., Class A†	297	8,503

Building Products-Doors & Windows - 0.1%

Apogee Enterprises, Inc.	2,580	113,236

Building Products-Wood - 0.0%

Masco Corp.	409	12,863

Building-Residential/Commercial - 0.0%

NVR, Inc.†	6	10,394

Cable/Satellite TV - 0.3%

Charter Communications, Inc., Class A†	50	10,122
Comcast Corp., Class A	8,822	538,848
DISH Network Corp., Class A†	121	5,597
Time Warner Cable, Inc.	121	24,759

		579,326

Casino Hotels - 0.0%

Las Vegas Sands Corp.	220	11,370
Wynn Resorts, Ltd.	68	6,353

		17,723

Cellular Telecom - 0.1%

MTN Group, Ltd. ADR	23,000	207,920

Chemicals-Diversified - 0.9%

Akzo Nobel NV ADR	27,100	614,357
E.I. du Pont de Nemours & Co.	4,746	300,517
FMC Corp.	2,517	101,611
Huntsman Corp.	11,587	154,107
Innospec, Inc.	2,017	87,457
LyondellBasell Industries NV, Class A	175	14,977
PPG Industries, Inc.	3,472	387,093

		1,660,119

Chemicals-Specialty - 0.6%

Albemarle Corp.	2,220	141,925
Cabot Corp.	4,886	236,140
Ecolab, Inc.	123	13,717
H.B. Fuller Co.	12,849	545,440
International Flavors & Fragrances, Inc.	1,001	113,884

		1,051,106

Coal - 0.0%

Alliance Resource Partners LP	6,744	78,568

Coatings/Paint - 0.2%

RPM International, Inc.	1,417	67,067
Sherwin-Williams Co.	36	10,248
Valspar Corp.	3,664	392,121

		469,436

Commercial Services - 0.0%

Nielsen Holdings PLC	177	9,321

Commercial Services-Finance - 0.1%

Automatic Data Processing, Inc.	160	14,354
Equifax, Inc.	75	8,572
FleetCor Technologies, Inc.†	57	8,479
Moody’s Corp.	101	9,752
PayPal Holdings, Inc.†	5,042	194,621
S&P Global, Inc.	132	13,065
Vantiv, Inc., Class A†	185	9,968
Western Union Co.	353	6,809

		265,620

Computer Aided Design - 0.0%

Autodesk, Inc.†	137	7,988

Computer Services - 0.3%

Accenture PLC, Class A	1,056	121,862
Cognizant Technology Solutions Corp., Class A†	293	18,371
International Business Machines Corp.	2,693	407,855

		548,088

Computer Software - 0.5%

Akamai Technologies, Inc.†	112	6,224
j2 Global, Inc.	7,219	444,546
Kudelski SA (BR)(9)	24,500	417,867

		868,637

Computers - 1.2%

Apple, Inc.	21,014	2,290,316

Computers-Memory Devices - 0.3%

EMC Corp.	22,781	607,114

Consulting Services - 0.0%

Verisk Analytics, Inc.†	117	9,351

Consumer Products-Misc. - 0.3%

Jarden Corp.†	180	10,611
Kimberly-Clark Corp.	1,399	188,180
Tumi Holdings, Inc.†	13,714	367,809
WD-40 Co.	356	38,452

		605,052

Containers-Paper/Plastic - 0.0%

Packaging Corp. of America	1,427	86,191
Sealed Air Corp.	163	7,825

		94,016

Cosmetics & Toiletries - 0.6%

Colgate-Palmolive Co.	317	22,396
Estee Lauder Cos., Inc., Class A	107	10,091
Procter & Gamble Co.	4,535	373,276
Unilever NV	15,712	702,012

		1,107,775

Data Processing/Management - 0.9%

Broadridge Financial Solutions, Inc.	1,398	82,915
Fair Isaac Corp.	8,318	882,457
Fidelity National Information Services, Inc.	10,976	694,890
Fiserv, Inc.†	141	14,464
Paychex, Inc.	164	8,858

		1,683,584

Diagnostic Equipment - 0.5%

Abbott Laboratories	13,705	573,280
Thermo Fisher Scientific, Inc.	3,195	452,380

		1,025,660

Dialysis Centers - 0.2%

DaVita HealthCare Partners, Inc.†	4,225	310,030

Disposable Medical Products - 0.1%

STERIS PLC	1,871	132,935

Distribution/Wholesale - 0.2%

Fastenal Co.	178	8,722
Genuine Parts Co.	2,295	228,031
LKQ Corp.†	247	7,887
Pool Corp.	1,378	120,906
WW Grainger, Inc.	47	10,971

		376,517

Diversified Banking Institutions - 1.0%

BNP Paribas SA ADR	31,048	781,168
Goldman Sachs Group, Inc.	970	152,270
HSBC Holdings PLC ADR	3,184	99,086
JPMorgan Chase & Co.	16,140	955,811

		1,988,335

Diversified Manufacturing Operations - 1.1%

3M Co.	1,236	205,955
Crane Co.	4,343	233,914
General Electric Co.	12,140	385,930
Illinois Tool Works, Inc.	163	16,698
Parker-Hannifin Corp.	3,489	387,558
Siemens AG ADR	6,239	660,086
Textron, Inc.	145	5,287
Vesuvius PLC	53,000	252,494

		2,147,922

Diversified Operations - 0.1%

China Merchants Holdings International Co., Ltd. ADR	3,621	105,697

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	986	585,329
eBay, Inc.†	4,297	102,526

		687,855

E-Commerce/Services - 0.0%

Expedia, Inc.	60	6,469
Priceline Group, Inc.†	22	28,357
TripAdvisor, Inc.†	74	4,921

		39,747

E-Marketing/Info - 0.1%

comScore, Inc.†	3,218	96,669

Electric Products-Misc. - 0.2%

AMETEK, Inc.	190	9,496
Emerson Electric Co.	4,137	224,970
Littelfuse, Inc.	778	95,780

		330,246

Electric-Integrated - 2.2%

ALLETE, Inc.	1,868	104,739
Alliant Energy Corp.	2,180	161,930
CLP Holdings, Ltd. ADR	39,069	355,137
Duke Energy Corp.	1,839	148,371
Eversource Energy	17,042	994,230
Great Plains Energy, Inc.	2,455	79,174
NextEra Energy, Inc.	4,690	555,015
PNM Resources, Inc.	2,066	69,666
WEC Energy Group, Inc.	15,931	956,975
Xcel Energy, Inc.	19,964	834,894

		4,260,131

Electric-Transmission - 0.1%

ITC Holdings Corp.	2,944	128,270

Electronic Components-Misc. - 0.4%

Garmin, Ltd.	20,349	813,146

Electronic Components-Semiconductors - 1.1%

Broadcom, Ltd.	969	149,710
Intel Corp.	5,965	192,968
Microchip Technology, Inc.	33,804	1,629,353
Qorvo, Inc.†	85	4,285
Skyworks Solutions, Inc.	102	7,946
Texas Instruments, Inc.	469	26,930

		2,011,192

Electronic Connectors - 0.4%

Amphenol Corp., Class A	199	11,506
TE Connectivity, Ltd.	11,054	684,464

		695,970

Electronic Forms - 0.2%

Adobe Systems, Inc.†	4,879	457,650

Electronic Measurement Instruments - 0.1%

Trimble Navigation, Ltd.†	7,373	182,850

Electronic Parts Distribution - 0.5%

Arrow Electronics, Inc.†	11,853	763,452
Avnet, Inc.	3,225	142,867

		906,319

Electronic Security Devices - 0.0%

Tyco International PLC	227	8,333

Engines-Internal Combustion - 0.0%

Cummins, Inc.	100	10,994

Enterprise Software/Service - 0.3%

Omnicell, Inc.†	5,490	153,006
Oracle Corp.	8,902	364,181
Tyler Technologies, Inc.†	762	98,001

		615,188

Entertainment Software - 0.0%

Electronic Arts, Inc.†	164	10,842

Environmental Monitoring & Detection - 0.0%

MSA Safety, Inc.	1,744	84,322

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.	4,613	147,201

Finance-Credit Card - 0.3%

Alliance Data Systems Corp.†	33	7,260
Discover Financial Services	9,209	468,922
MasterCard, Inc., Class A	396	37,422
Visa, Inc., Class A	762	58,278

		571,882

Finance-Investment Banker/Broker - 0.1%

Charles Schwab Corp.	9,858	276,221
TD Ameritrade Holding Corp.	250	7,883

		284,104

Finance-Mortgage Loan/Banker - 0.8%

FNF Group	45,486	1,541,975

Finance-Other Services - 0.7%

BGC Partners, Inc., Class A	8,100	73,305
Deutsche Boerse AG ADR	100,112	847,949
Hong Kong Exchanges and Clearing, Ltd. ADR	16,512	395,132
Intercontinental Exchange, Inc.	32	7,524

		1,323,910

Food-Dairy Products - 0.0%

WhiteWave Foods Co.†	147	5,974

Food-Misc./Diversified - 1.5%

B&G Foods, Inc.	20,953	729,374
Danone SA ADR	53,517	760,477
General Mills, Inc.	5,575	353,176
Ingredion, Inc.	711	75,928
Kraft Heinz Co.	3,889	305,520
McCormick & Co., Inc.	2,707	269,292
Orkla ASA ADR	33,000	296,505

		2,790,272

Food-Retail - 0.5%

Dairy Farm International Holdings, Ltd. ADR	3,381	103,117
Kroger Co.	21,476	821,457
Whole Foods Market, Inc.	1,325	41,221

		965,795

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†	2,308	138,272

Gambling (Non-Hotel) - 0.1%

OPAP SA ADR	51,961	181,863

Gas-Distribution - 0.4%

ONE Gas, Inc.	1	61
Sempra Energy	5,923	616,288
Vectren Corp.	1,875	94,800

		711,149

Hazardous Waste Disposal - 0.0%

Stericycle, Inc.†	709	89,469

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	195	8,637

Home Furnishings - 0.0%

Leggett & Platt, Inc.	178	8,615

Hotels/Motels - 0.0%

Hilton Worldwide Holdings, Inc.	351	7,905
Marriott International, Inc., Class A	134	9,538
Starwood Hotels & Resorts Worldwide, Inc.	110	9,177

		26,620

Housewares - 0.2%

Tupperware Brands Corp.	7,495	434,560

Human Resources - 0.4%

Adecco SA ADR	18,323	595,131
Robert Half International, Inc.	2,246	104,619
TrueBlue, Inc.†	4,596	120,185

		819,935

Industrial Automated/Robotic - 0.1%

Nordson Corp.	1,204	91,552
Rockwell Automation, Inc.	92	10,465

		102,017

Industrial Gases - 0.1%

Air Products & Chemicals, Inc.	1,670	240,563
Praxair, Inc.	97	11,102

		251,665

Instruments-Controls - 0.1%

Honeywell International, Inc.	2,296	257,267

Instruments-Scientific - 0.2%

FEI Co.	1,003	89,277
Waters Corp.†	2,872	378,874

		468,151

Insurance Brokers - 0.2%

Aon PLC	122	12,743
Arthur J. Gallagher & Co.	1,898	84,423
Willis Towers Watson PLC	1,968	233,523

		330,689

Insurance-Multi-line - 1.2%

Allstate Corp.	3,404	229,327
Chubb, Ltd.	10,413	1,240,709
MetLife, Inc.	11,267	495,072
XL Group PLC	6,421	236,293

		2,201,401

Insurance-Property/Casualty - 0.5%

AmTrust Financial Services, Inc.	15,645	404,892
Markel Corp.†	666	593,786

		998,678

Insurance-Reinsurance - 0.5%

Swiss Re AG ADR	35,244	814,489
Validus Holdings, Ltd.	3,006	141,853

		956,342

Internet Application Software - 0.0%

Splunk, Inc.†	97	4,746

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†	5,952	679,123
Netflix, Inc.†	189	19,322
Twitter, Inc.†	279	4,617

		703,062

Internet Content-Information/News - 0.1%

LinkedIn Corp., Class A†	1,313	150,142

Investment Companies - 0.1%

Ares Capital Corp.	10,382	154,069
Oaktree Capital Group LLC	2,243	110,647
Triangle Capital Corp.	971	19,983

		284,699

Investment Management/Advisor Services - 0.6%

Affiliated Managers Group, Inc.†	50	8,120
Ameriprise Financial, Inc.	2,512	236,153

BlackRock, Inc.	1,542	525,159
Franklin Resources, Inc.	3,877	151,397
Invesco, Ltd.	169	5,200
T. Rowe Price Group, Inc.	2,464	181,005
WisdomTree Investments, Inc.	6,655	76,067

		1,183,101

Lighting Products & Systems - 0.0%

Acuity Brands, Inc.	52	11,343

Machine Tools & Related Products - 0.3%

Lincoln Electric Holdings, Inc.	9,949	582,713

Machinery-Construction & Mining - 0.0%

Caterpillar, Inc.	114	8,726

Machinery-Farming - 0.6%

AG Growth International, Inc.	12,000	320,968
Deere & Co.	10,887	838,190

		1,159,158

Machinery-General Industrial - 0.1%

Applied Industrial Technologies, Inc.	2,841	123,299
IDEX Corp.	1,159	96,058
Tennant Co.	224	11,532
Wabtec Corp.	81	6,422

		237,311

Machinery-Pumps - 0.0%

Flowserve Corp.	1,895	84,157

Medical Information Systems - 0.0%

Cerner Corp.†	153	8,103

Medical Instruments - 0.6%

Bio-Techne Corp.	1,378	130,249
Edwards Lifesciences Corp.†	5,893	519,821
Intuitive Surgical, Inc.†	20	12,021
Medtronic PLC	6,500	487,500
St. Jude Medical, Inc.	114	6,270

		1,155,861

Medical Products - 1.3%

Baxter International, Inc.	230	9,448
Becton Dickinson and Co.	3,986	605,155
Henry Schein, Inc.†	60	10,358
Sonova Holding AG ADR	28,745	730,123
Stryker Corp.	94	10,085
Teleflex, Inc.	4,021	631,337
Varian Medical Systems, Inc.†	4,998	399,940

		2,396,446

Medical-Biomedical/Gene - 0.5%

Alexion Pharmaceuticals, Inc.†	101	14,061
Amgen, Inc.	321	48,128
Biogen, Inc.†	102	26,553
BioMarin Pharmaceutical, Inc.†	88	7,258
Celgene Corp.†	349	34,931
CSL, Ltd. ADR	12,842	495,765
Gilead Sciences, Inc.	3,758	345,210
Illumina, Inc.†	69	11,186
Incyte Corp.†	98	7,102
Regeneron Pharmaceuticals, Inc.†	36	12,976
United Therapeutics Corp.†	43	4,792
Vertex Pharmaceuticals, Inc.†	117	9,300

		1,017,262

Medical-Drugs - 2.9%

AbbVie, Inc.	2,331	133,147
Allergan PLC†	1,633	437,693
Baxalta, Inc.	231	9,332
Bristol-Myers Squibb Co.	4,364	278,772
Eli Lilly & Co.	395	28,444
GlaxoSmithKline PLC ADR	14,240	577,432
Jazz Pharmaceuticals PLC†	40	5,222
Johnson & Johnson	9,112	985,918
Merck & Co., Inc.	6,505	344,180
Novartis AG ADR	9,025	653,771
Novo Nordisk A/S ADR	11,500	623,185
Pfizer, Inc.	15,181	449,965
Roche Holding AG ADR	29,470	902,519
Zoetis, Inc.	270	11,969

		5,441,549

Medical-Generic Drugs - 0.4%

Mylan NV†	178	8,250
Perrigo Co. PLC	2,594	331,851
Teva Pharmaceutical Industries, Ltd. ADR	6,596	352,952

		693,053

Medical-HMO - 0.0%

Aetna, Inc.	69	7,752
Centene Corp.†	90	5,541
Cigna Corp.	129	17,704
Humana, Inc.	71	12,989
UnitedHealth Group, Inc.	385	49,627

		93,613

Medical-Hospitals - 0.3%

Universal Health Services, Inc., Class B	4,899	611,003

Medical-Wholesale Drug Distribution - 0.2%

AmerisourceBergen Corp.	101	8,742
Cardinal Health, Inc.	139	11,391
McKesson Corp.	2,152	338,402

		358,535

Miscellaneous Manufacturing - 0.2%

AptarGroup, Inc.	3,780	296,390

Motorcycle/Motor Scooter - 0.0%

Harley-Davidson, Inc.	1,712	87,877

Multimedia - 0.5%

Time Warner, Inc.	170	12,333
Twenty-First Century Fox, Inc., Class A	557	15,529
Viacom, Inc., Class A	222	10,057
Viacom, Inc., Class B	1,826	75,377
Vivendi SA ADR	12,812	267,579
Walt Disney Co.	6,138	609,565

		990,440

Networking Products - 0.1%

Cisco Systems, Inc.	7,716	219,675

Palo Alto Networks, Inc.†	44	7,178

		226,853

Non-Ferrous Metals - 0.2%

Cameco Corp.	27,803	356,990

Non-Hazardous Waste Disposal - 0.5%

Waste Connections, Inc.	13,979	902,904

Office Furnishings-Original - 0.3%

HNI Corp.	13,218	517,749

Oil & Gas Drilling - 0.1%

Helmerich & Payne, Inc.	4,301	252,555

Oil Companies-Exploration & Production - 1.0%

Cabot Oil & Gas Corp.	315	7,154
California Resources Corp.	1	1
Cimarex Energy Co.	11,655	1,133,682
Energen Corp.	4,827	176,620
Occidental Petroleum Corp.	6,764	462,860
Vermilion Energy, Inc.	2,629	76,942

		1,857,259

Oil Companies-Integrated - 1.3%

Chevron Corp.	7,312	697,565
Exxon Mobil Corp.	11,600	969,644
Royal Dutch Shell PLC ADR	15,085	742,031

		2,409,240

Oil Refining & Marketing - 0.9%

HollyFrontier Corp.	28,821	1,017,958
Marathon Petroleum Corp.	11,409	424,186
Rubis SCA ADR	15,000	242,100

		1,684,244

Oil-Field Services - 0.4%

Core Laboratories NV	2,253	253,260
Schlumberger, Ltd.	4,942	364,472
Targa Resources Corp.	3,181	94,985

		712,717

Paper & Related Products - 0.0%

International Paper Co.	300	12,312

Pharmacy Services - 0.0%

Express Scripts Holding Co.†	296	20,332

Pipelines - 0.5%

EnLink Midstream Partners LP	9,484	114,472
Enterprise Products Partners LP	17,476	430,259
Kinder Morgan, Inc.	8,005	142,969
Magellan Midstream Partners LP	4,220	290,336
Williams Cos., Inc.	344	5,528

		983,564

Power Converter/Supply Equipment - 0.0%

Hubbell, Inc.	645	68,325

Private Equity - 0.2%
KKR & Co. LP	19,802	290,891

Radio - 0.1%

Sirius XM Holdings, Inc.†	41,398	163,522

Real Estate Investment Trusts - 3.0%

Agree Realty Corp.	1,553	59,744
Alexandria Real Estate Equities, Inc.	7,714	701,125
American Capital Agency Corp.	11,743	218,772
American Tower Corp.	161	16,482
Annaly Capital Management, Inc.	23,459	240,689
Colony Capital, Inc.	10,028	168,170
Crown Castle International Corp.	157	13,580
CYS Investments, Inc.	1,577	12,837
Digital Realty Trust, Inc.	13,780	1,219,392
EastGroup Properties, Inc.	1,387	83,733
EPR Properties	2,661	177,276
Equinix, Inc.	38	12,567
Equity LifeStyle Properties, Inc.	203	14,764
Essex Property Trust, Inc.	927	216,788
Extra Space Storage, Inc.	126	11,776
Gramercy Property Trust	17,246	145,729
Medical Properties Trust, Inc.	13,122	170,324
Omega Healthcare Investors, Inc.	19,902	702,541
Pebblebrook Hotel Trust	927	26,948
Realty Income Corp.	5,242	327,677
Simon Property Group, Inc.	115	23,884
Tanger Factory Outlet Centers, Inc.	15,933	579,802
Ventas, Inc.	3,477	218,912
Weyerhaeuser Co.	8,274	256,329

		5,619,841

Real Estate Management/Services - 0.0%

CBRE Group, Inc., Class A†	300	8,646
Realogy Holdings Corp.†	154	5,561

		14,207

Rental Auto/Equipment - 0.3%

Aaron’s, Inc.	19,154	480,766
Hertz Global Holdings, Inc.†	446	4,696
McGrath RentCorp	641	16,076
United Rentals, Inc.†	88	5,473

		507,011

Respiratory Products - 0.0%

ResMed, Inc.	117	6,765

Retail-Apparel/Shoe - 0.3%

Foot Locker, Inc.	95	6,127
Gap, Inc.	212	6,233
L Brands, Inc.	138	12,118
lululemon athletica, Inc.†	7,845	531,185
Ross Stores, Inc.	233	13,491

		569,154

Retail-Auto Parts - 0.0%

Advance Auto Parts, Inc.	43	6,895
AutoZone, Inc.†	14	11,154
O’Reilly Automotive, Inc.†	46	12,588

		30,637

Retail-Automobile - 0.1%

CarMax, Inc.†	136	6,950
Copart, Inc.†	5,891	240,176

		247,126

Retail-Building Products - 0.3%

Home Depot, Inc.	3,525	470,340

Lowe’s Cos., Inc.	409	30,982

		501,322

Retail-Discount - 0.5%

Costco Wholesale Corp.	3,361	529,626
Dollar General Corp.	3,876	331,786
Dollar Tree, Inc.†	117	9,648

		871,060

Retail-Drug Store - 0.3%

CVS Health Corp.	5,425	562,735
Walgreens Boots Alliance, Inc.	69	5,813

		568,548

Retail-Gardening Products - 0.0%

Tractor Supply Co.	82	7,418

Retail-Jewelry - 0.0%

Tiffany & Co.	915	67,143

Retail-Major Department Stores - 0.1%

Nordstrom, Inc.	3,204	183,301
TJX Cos., Inc.	308	24,132

		207,433

Retail-Regional Department Stores - 0.0%

Macy’s, Inc.	114	5,026

Retail-Restaurants - 0.5%

Chipotle Mexican Grill, Inc.†	338	159,188
McDonald’s Corp.	349	43,862
Starbucks Corp.	11,172	666,969
Yum! Brands, Inc.	204	16,697

		886,716

Rubber-Tires - 0.4%

Bridgestone Corp. ADR	41,803	778,372

Satellite Telecom - 0.2%

Inmarsat PLC ADR	30,767	424,585

Savings & Loans/Thrifts - 0.3%

Washington Federal, Inc.	24,972	565,616

Security Services - 0.3%

Secom Co., Ltd. ADR	31,404	580,660

Semiconductor Components-Integrated Circuits - 0.7%

Analog Devices, Inc.	154	9,115
Linear Technology Corp.	178	7,932
Maxim Integrated Products, Inc.	9,042	332,565
QUALCOMM, Inc.	2,656	135,828
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	32,995	864,469

		1,349,909

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	23,955	507,367
KLA-Tencor Corp.	117	8,519
Lam Research Corp.	2,344	193,614

		709,500

Steel-Producers - 0.1%

Reliance Steel & Aluminum Co.	2,158	149,312

SupraNational Banks - 0.4%

Banco Latinoamericano de Comercio Exterior SA, Class E	31,581	764,892

Telecom Services - 0.2%

BCE, Inc.	8,092	368,509
Consolidated Communications Holdings, Inc.	2,055	52,937

		421,446

Telephone-Integrated - 0.8%

AT&T, Inc.	404	15,825
Telstra Corp., Ltd. ADR	19,181	390,525
Verizon Communications, Inc.	22,418	1,212,365

		1,618,715

Television - 0.1%

CBS Corp., Class B	271	14,930
Sinclair Broadcast Group, Inc., Class A	5,871	180,533

		195,463

Textile-Home Furnishings - 0.0%

Mohawk Industries, Inc.†	48	9,163

Tobacco - 0.3%

Altria Group, Inc.	759	47,559
Imperial Brands PLC ADR	3,800	421,990
Philip Morris International, Inc.	319	31,297
Reynolds American, Inc.	350	17,609

		518,455

Tools-Hand Held - 0.1%

Snap-on, Inc.	1,697	266,412

Toys - 0.8%

Hasbro, Inc.	20,057	1,606,566

Transport-Marine - 0.3%

Kirby Corp.†	8,484	511,500

Transport-Rail - 0.3%

CSX Corp.	194	4,996
Norfolk Southern Corp.	1,257	104,645
Union Pacific Corp.	5,626	447,548

		557,189

Transport-Services - 0.5%

C.H. Robinson Worldwide, Inc.	107	7,943
Expeditors International of Washington, Inc.	14,692	717,116
United Parcel Service, Inc., Class B	1,799	189,741

		914,800

Venture Capital - 0.0%

Hercules Technology Growth Capital, Inc.	6,813	81,824

Veterinary Diagnostics - 0.1%

VCA, Inc.†	3,109	179,358

Vitamins & Nutrition Products - 0.0%

Mead Johnson Nutrition Co.	116	9,857

Web Portals/ISP - 0.5%

Alphabet, Inc., Class A†	931	710,260
Alphabet, Inc., Class C†	303	225,720

		935,980

Wireless Equipment - 0.0%
Motorola Solutions, Inc.	138	10,447

X-Ray Equipment - 0.0%
Hologic, Inc.†	215	7,417

Total Common Stocks (cost $99,729,565)		114,923,292

EXCHANGE-TRADED FUNDS - 4.0%

iShares MSCI Emerging Markets Index Fund	119,600	4,096,300
Vanguard Global ex-U.S. Real Estate ETF	65,700	3,515,607

Total Exchange-Traded Funds (cost $8,199,388)		7,611,907

PREFERRED SECURITIES/CAPITAL SECURITIES - 0.9%
Banks-Super Regional - 0.3%
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(1)	250,000	273,412
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(1)	250,000	258,725

		532,137

Diversified Banking Institutions - 0.5%
Bank of America Corp. FRS Series M 8.13% due 05/15/2018(1)	500,000	492,500
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(1)	500,000	500,000

		992,500

Insurance-Multi-line - 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2038	250,000	266,875

Total Preferred Securities/Capital Securities (cost $1,764,915)		1,791,512

ASSET BACKED SECURITIES - 3.7%
Diversified Financial Services - 3.7%
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*	200,000	191,410
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*	134,230	132,211
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.91% due 09/11/2042(3)	300,000	314,356
Cabela’s Credit Card Master Note Trust FRS Series 2014-2, Class A 0.89% due 07/15/2022	250,000	245,927
Capital Auto Receivables Asset Trust Series 2013-1, Class A4 0.97% due 01/22/2018	97,360	97,336
Citigroup Mtg. Loan Trust Series 2015-PS1, Class B1 VRS 5.25% due 09/25/2042*(4)	296,478	321,178
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.79% due 10/25/2035*(4)	2,504	2,503
Citigroup Mtg. Loan Trust, Inc. VRS Series 2010-10, Class 2A2 2.65% due 02/25/2036*(4)	400,000	365,178
Citigroup Mtg. Loan Trust, Inc. FRS Series 2009-6, Class 12A1 2.81% due 07/25/2036*(4)	34,756	34,583
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(4)	1,437	1,445
CPS Auto Receivables Trust Series 2013-B, Class A 1.82% due 09/15/2020*	67,983	67,840
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.39% due 05/25/2034(4)	16,172	15,004
DBUBS 2011-LC2 Mortgage Trust Series 2011-LC2A, Class A4 4.54% due 07/10/2044*(3)	300,000	332,786
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(3)	300,000	336,570
Goldman Sachs Mtg. Securities Trust VRS Series 2011-GC5, Class D 5.32% due 08/10/2044*(3)	300,000	302,819
GS Mortgage Securities Trust Series 2013-GC14, Class AS 4.51% due 08/10/2046*(3)	130,000	144,570
GSMSC Pass-Through Trust FRS Series 2009-4R, Class 2A1 0.89% due 12/26/2036*(4)	54,017	52,730
JPMorgan Chase Commercial Mtg. Securities Corp. VRS Series 2013-C16, Class B 4.93% due 12/15/2046(3)	200,000	218,060
KeyCorp Student Loan Trust FRS Series 2006-A, Class 2A4 0.94% due 09/27/2035	227,679	220,225
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.91% due 07/25/2035	46,365	46,258
New Residential Mortgage Loan Trust VRS Series 2014-3A, Class B1 4.75% due 11/25/2054*(4)	215,667	233,401

New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.61% due 08/25/2055(4)	98,042	104,444
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	210,000	209,473
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(4)	33,344	33,513
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	10,086	10,096
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	113,678	113,727
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(4)	178,376	172,735
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 1.18% due 12/16/2030	161,930	155,120
SLM Private Education Loan Trust FRS Series 2013-A, Class A1 1.04% due 08/15/2022*	34,707	34,601
Soundview Home Loan Trust FRS Series 2005-CTX1, Class M1 0.85% due 11/25/2035	24,174	23,984
Springleaf Mtg. Loan Trust VRS Series 2013-3A, Class M1 3.79% due 09/25/2057*(4)	200,000	201,347
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class AS 3.35% due 03/10/2046*(3)	200,000	207,237
Volkswagen Credit Auto Master Trust FRS Series 2014-1A, Class A1 0.78% due 07/22/2019*	342,000	337,091
Wells Fargo Commercial Mortgage Trust VRS Series 2015-C31 VRS 4.61% due 11/15/2048(3)	300,000	285,304
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 1.27% due 10/25/2034	15,785	15,430
Westlake Automobile Receivables Trust Series 2015-2A, Class A2A 1.28% due 07/16/2018*	200,906	200,620
WF-RBS Commercial Mortgage Trust VRS Series 2013-C14, Class D 4.00% due 06/15/2046*(3)	300,000	257,271
WF-RBS Commercial Mortgage Trust VRS Series 2014-LC14, Class C 4.34% due 03/15/2047(3)	300,000	296,819
WF-RBS Commercial Mortgage Trust VRS Series 2014-C23, Class B 4.38% due 10/15/2057(3)	300,000	313,352
WF-RBS Commercial Mortgage Trust VRS Series 2014-C20, Class C 4.51% due 05/15/2047(3)	300,000	281,610
WFRBS Co.mmercial Mortgage Trust VRS Series 2014-C22 3.91% due 09/15/2057*(3)	160,000	113,379

Total Asset Backed Securities (cost $6,992,643)		7,043,543

U.S. CORPORATE BONDS & NOTES - 15.7%
Aerospace/Defense - 0.1%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	252,606

Airlines - 0.4%
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. SERIES 2009-1, Class A 7.75% due 06/17/2021	188,774	211,898
US Airways Pass Through Trust Pass Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	436,328	453,509

		665,407

Alternative Waste Technology - 0.3%
Advanced Disposal Services, Inc. Company Guar. Notes 8.25% due 10/01/2020	500,000	509,950

Auto-Cars/Light Trucks - 0.3%
American Honda Finance Corp. Senior Notes 3.88% due 09/21/2020*	250,000	269,941
General Motors Co. Senior Notes 4.88% due 10/02/2023	250,000	261,972

		531,913

Banks-Commercial - 0.1%
KeyBank NA Senior Notes 1.70% due 06/01/2018	250,000	249,959

Banks-Super Regional - 0.7%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	265,415
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	253,652

US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	260,772
US Bancorp Sub. Notes 3.60% due 09/11/2024	250,000	263,450
Wells Fargo Bank NA Sub. Notes 6.00% due 11/15/2017	250,000	268,177

		1,311,466

Beverages-Non-alcoholic - 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	450,000	468,562

Brewery - 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	540,352

Cable/Satellite TV - 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	250,000	273,959

Casino Hotels - 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	250,000	266,250

Casino Services - 0.1%
Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	254,375

Cellular Telecom - 0.1%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	191,198

Chemicals-Diversified - 0.3%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	250,000	244,217
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	250,000	241,900

		486,117

Computer Services - 0.1%
International Business Machines Corp. Senior Notes 1.95% due 02/12/2019	250,000	254,578

Computers - 0.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	251,521

Containers-Paper/Plastic - 0.4%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	507,500
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	264,375

		771,875

Diversified Banking Institutions - 0.7%
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	562,812
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	250,000	260,676
Morgan Stanley FRS Senior Notes 1.47% due 01/24/2019	250,000	248,197
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	297,671

		1,369,356

Diversified Financial Services - 0.1%
General Electric Capital Corp. Company Guar. Notes 5.30% due 02/11/2021	144,000	167,234

Electric-Generation - 0.1%
Indiantown Cogeneration LP 1st Mtg. Notes 9.77% due 12/15/2020	145,433	161,418

Electric-Integrated - 1.0%
NiSource Finance Corp. Company Guar. Notes 6.25% due 12/15/2040	250,000	315,136
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	585,936
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	800,000
Public Service Co. of New Mexico Senior Notes 7.95% due 05/15/2018	250,000	279,923

		1,980,995

Electric-Transmission - 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	618,996

Electronic Components-Misc. - 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	244,031

Enterprise Software/Service - 0.1%
Oracle Corp. Senior Notes 3.40% due 07/08/2024	250,000	265,945

Finance-Auto Loans - 0.3%

Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	500,000	503,169

Finance-Commercial - 0.1%

Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	216,250

Finance-Investment Banker/Broker - 0.1%

Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	259,232

Food-Flour & Grain - 0.3%

Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	500,000	528,750

Food-Misc./Diversified - 0.1%

Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	250,000	266,010

Gambling (Non-Hotel) - 0.3%

Greektown Holdings LLC/Greektown Mothership Corp Senior Sec. Notes 8.88% due 03/15/2019*	500,000	512,500

Hotels/Motels - 0.3%

Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	500,000	532,500

Independent Power Producers - 0.2%

GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	250,000	161,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	250,000	265,625

		426,875

Insurance-Property/Casualty - 0.1%

Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	250,000	261,419

Insurance-Reinsurance - 0.3%

Berkshire Hathaway Finance Corp. FRS Company Guar. Notes 0.92% due 01/12/2018	500,000	499,976

Internet Security - 0.1%

VeriSign, Inc. Senior Note 5.25% due 04/01/2025	250,000	251,875

Medical Instruments - 0.4%

Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	250,000	258,703
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	541,313

		800,016

Medical Labs & Testing Services - 0.1%

Roche Holdings, Inc. FRS Company Guar. Notes 0.97% due 09/30/2019*	250,000	247,302

Medical-Biomedical/Gene - 0.6%

Amgen, Inc. Senior Notes 2.20% due 05/22/2019	250,000	255,745
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	270,965
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	263,676
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	279,278

		1,069,664

Medical-Drugs - 0.1%

AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	250,000	254,417

Medical-Hospitals - 0.5%

HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	524,375
Surgery Center Holdings, Inc. Senior Notes 8.88% due 04/15/2021*	500,000	500,000

		1,024,375

Non-Hazardous Waste Disposal - 0.2%

Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	284,693

Office Automation & Equipment - 0.3%

CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	515,000

Oil & Gas Drilling - 0.3%

Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	500,000	387,916
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	177,863

		565,779

Oil Companies-Exploration & Production - 0.3%

Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019†	500,000	53,750
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	750,000	90,000
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	250,000	166,250
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	250,000	170,000

		480,000

Oil Refining & Marketing - 0.4%

Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	250,000	254,608
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	266,167
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	246,875

		767,650

Oil-Field Services - 0.2%

Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	500,000	355,000

Physical Therapy/Rehabilitation Centers - 0.4%

HealthSouth Corp. Company Guar. Notes 5.75% due 11/01/2024	750,000	759,750

Pipelines - 0.7%

Columbia Pipeline Group, Inc. Company Guar. Notes 3.30% due 06/01/2020*	250,000	248,456
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045*	250,000	253,217
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	518,975
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	232,990

		1,253,638

Real Estate Investment Trusts - 1.1%

Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.75% due 01/15/2020	200,000	199,633
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	269,441
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	273,510
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	277,894
Hospitality Properties Trust Senior Notes 4.65% due 03/15/2024	250,000	245,339
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	259,875
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	250,000	273,804
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	250,448

		2,049,944

Rental Auto/Equipment - 0.1%

ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	271,890

Savings & Loans/Thrifts - 0.0%

Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(10)(11)	125,000	13

Special Purpose Entities - 0.3%

MassMutual Global Funding II Senior Sec. Notes 2.35% due 04/09/2019*	250,000	255,480
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	250,000	257,025

		512,505

Steel-Specialty - 0.4%

Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	250,000	208,750
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	750,000	624,375

		833,125

Storage/Warehousing - 0.3%

Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	500,000	516,250

Telecom Services - 0.3%

Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	537,500

Telephone-Integrated - 0.2%

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	250,000	216,875

Verizon Communications, Inc. Senior Notes 5.50% due 02/15/2018	200,000	214,639

		431,514

Total U.S. Corporate Bonds & Notes (cost $30,660,378)		29,876,644

FOREIGN CORPORATE BONDS & NOTES - 2.3%
Banks-Commercial - 0.1%
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	255,560

Cruise Lines - 0.2%

Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	250,000	269,300

Diversified Financial Services - 0.4%

GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	232,000	232,013
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	413,000	423,093

		655,106

Diversified Minerals - 0.1%

Glencore Finance Canada, Ltd. Company Guar. Notes 2.70% due 10/25/2017*	250,000	245,000

Electric-Integrated - 0.2%

TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	186,353
TransAlta Corp. Senior Notes 6.65% due 05/15/2018	200,000	198,921

		385,274

Medical-Generic Drugs - 0.1%

Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	250,000	257,578

Oil Companies-Integrated - 0.4%

BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	750,000	809,199

Oil-Field Services - 0.2%

Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	500,000	401,250

Pipelines - 0.1%

Express Pipeline LLC Sec. Notes 7.39% due 12/31/2019*	84,000	88,122

Steel-Producers - 0.5%

ArcelorMittal Senior Notes 6.50% due 03/01/2021	1,000,000	985,000

Total Foreign Corporate Bonds & Notes (cost $4,415,322)		4,351,389

U.S. GOVERNMENT AGENCIES - 9.6%
Federal Home Loan Mtg. Corp. - 3.1%
1.38% due 05/01/2020	750,000	755,886
2.00% due 03/01/2028	242,795	246,495
3.00% due 01/01/2027	202,391	212,374
3.00% due 04/01/2035	74,247	77,470
3.00% due 09/01/2035	97,829	101,465
3.00% due 10/01/2042	148,856	153,497
3.00% due 01/01/2043	236,447	243,335
3.50% due 02/01/2042	229,169	240,197
3.50% due 07/01/2042	146,678	154,166
3.50% due 09/01/2042	99,464	104,294
3.50% due 10/01/2042	156,786	165,031
3.50% due 08/01/2043	247,211	260,510
3.50% due 02/01/2044	226,017	237,606
4.00% due 12/01/2040	294,612	316,181
4.50% due 07/01/2039	134,908	147,627
4.50% due 11/01/2043	155,273	172,945
5.00% due 04/01/2035	77,949	86,459
5.50% due 11/01/2017	8,738	8,986
5.50% due 01/01/2018	8,556	8,691
5.50% due 05/01/2031	36,412	40,644
5.50% due 01/01/2036	59,619	67,548
6.00% due 04/01/2017	3,705	3,771
6.00% due 05/01/2017	6,645	6,766
6.00% due 05/01/2031	16,815	19,355
6.00% due 09/01/2032	8,608	9,746
7.00% due 01/01/2032	2,497	2,541
7.50% due 12/01/2030	23,327	25,219
7.50% due 01/01/2031	27,845	31,362
7.50% due 02/01/2031	2,358	2,721
Federal Home Loan Mtg. Corp. REMIC Series 4503, Class SA 1.77% due 02/15/2042 VRS(4)(8)	922,495	61,572
Series 4350, Class AS 1.91% due 12/15/2037 VRS(4)(8)	1,457,069	110,697
Series 4127, Class EJ 2.50% due 11/15/2032(4)	151,236	153,171
Series 4033, Class ED 2.50% due 10/15/2036(4)	250,710	257,327
Series 4097, Class HI 3.00% due 08/15/2027(4)(8)	1,164,984	127,636
Series 4121, Class HI 3.50% due 10/15/2027(4)(8)	878,057	100,926
Series 4343, Class DI 3.50% due 08/15/2040(4)(8)	497,415	51,154
Series 4121, Class UI 3.50% due 10/15/2042(4)(8)	588,868	102,883
Series 4050, Class EI 4.00% due 02/15/2039(4)(8)	622,474	59,781
Series 3924, Class LB 4.00% due 05/15/2039(4)	200,000	213,574

Series 4135, Class DI
4.00% due 11/15/2042(4)(8)	392,988	62,576
Series 4459, Class NC
5.00% due 07/15/2025(4)	210,289	217,287
Federal Home Loan Mtg. Corp. STRIPS VRS
1.75% due 10/15/2037(4)(8)(12)	2,869,230	204,824
1.86% due 02/15/2038(4)(8)(12)	2,906,255	200,932

		5,827,228

Federal National Mtg. Assoc. - 4.7%
1.75% due 09/12/2019	100,000	102,481
2.00% due 10/01/2027	255,148	258,806
2.50% due 06/01/2027	360,833	372,191
2.50% due 07/01/2028	228,452	233,748
2.50% due 08/01/2028	215,758	223,718
3.00% due 04/01/2027	59,193	62,060
3.00% due 05/01/2029	77,853	81,780
3.00% due 10/01/2042	150,636	155,304
3.00% due 11/01/2042	243,803	250,989
3.00% due 12/01/2042	150,859	155,166
3.00% due 02/01/2043	132,473	136,561
3.00% due 04/01/2043	200,253	205,221
3.50% due 03/01/2042	198,654	208,711
3.50% due 07/01/2042	114,810	120,854
3.50% due 09/01/2042	165,935	175,147
3.50% due 11/01/2042	225,008	238,183
3.50% due 02/01/2043	77,246	82,009
3.50% due 11/01/2044	182,359	193,469
3.50% due 03/01/2045	184,974	195,110
3.50% due 06/01/2045	92,526	98,393
3.50% due 09/01/2045	96,956	102,408
4.00% due 09/01/2040	218,103	235,571
4.00% due 12/01/2040	172,521	187,469
4.00% due 01/01/2041	233,189	249,379
4.00% due 02/01/2041	124,649	133,532
4.00% due 11/01/2041	134,724	144,352
4.00% due 08/01/2043	395,819	433,016
4.00% due 10/01/2043	81,023	88,402
4.00% due 04/01/2044	84,727	92,171
4.00% due 08/01/2044	173,054	188,258
4.00% due 10/01/2044	251,215	270,864
4.00% due 09/01/2045	97,475	106,227
4.50% due 10/01/2039	219,835	242,956
4.50% due 09/01/2043	483,722	536,443
4.50% due 05/01/2044	163,709	178,684
4.50% due 07/01/2044	81,293	89,084
5.00% due 05/01/2033	69,142	78,277
5.00% due 02/01/2040	194,409	220,027
5.00% due 07/01/2041	325,209	367,005
5.00% due 08/01/2041	230,681	261,763
6.00% due 08/01/2018	1,106	1,261
6.00% due 05/01/2031	8,264	9,505
6.00% due 08/01/2031	71,094	81,099
6.00% due 04/01/2032	21,379	24,483
6.50% due 06/01/2019	4,723	5,402
6.50% due 09/01/2024	17,261	19,741
6.50% due 09/01/2025	2,971	3,398
6.50% due 11/01/2025	6,054	6,924
6.50% due 05/01/2026	11,500	13,153
6.50% due 11/01/2027	343	393
6.50% due 01/01/2032	3,402	3,891
7.00% due 04/01/2016	56	56
7.00% due 05/01/2029	5,910	7,052
7.00% due 09/01/2029	5,618	5,744
7.00% due 01/01/2031	2,782	2,997
7.50% due 01/01/2031	10,546	11,736
7.50% due 02/01/2031	1,475	1,528
Federal National Mtg. Assoc. REMIC
Series 2015-22, Class AS
1.64% due 04/25/2045 VRS(4)(8)	804,577	56,780
Series 2015-38, Class AS
1.65% due 06/25/2045 VRS(4)(8)	896,222	65,950
Series 2016-11, Class AS
1.66% due 03/25/2046 VRS(4)(8)	983,716	62,604
Series 2015-50, Class SB
1.77% due 07/25/2045 VRS(4)(8)	846,585	62,061
Series 2014-47, Class AI
1.78% due 08/25/2044 VRS(4)(8)	750,775	52,717
Series 2012-122, Class AD
2.00% due 02/25/2040(4)	69,729	70,112
Series 2013-2, Class BI
2.50% due 02/25/2028(4)(8)	632,378	55,155
Series 2012-16, Class GC
2.50% due 11/25/2041(4)	110,862	113,970
Series 2015-28, Class PA
2.50% due 06/25/2044(4)	87,029	88,839
Series 2012-149, Class IC
3.50% due 01/25/2028(4)(8)	519,322	59,851
Series 2012-125, Class IG
3.50% due 11/25/2042(4)(8)	528,880	92,791
Series 2015-18, Class IA
4.50% due 04/25/2045(4)(8)	545,570	126,574
Series 2002-16, Class TM
7.00% due 04/25/2032(4)	118,312	136,395

		8,997,951

Government National Mtg. Assoc. - 1.8%
Series 2014-135, Class IO 0.91% due 01/16/2056 VRS(3)(8)	827,690	56,866
0.67% due 05/16/2054 VRS(3)(8)	1,847,517	90,595
3.00% due 02/15/2043	241,890	251,858
3.50% due 09/15/2042	200,913	212,338
4.00% due 10/20/2044	220,644	237,543
4.50% due 05/15/2039	65,722	71,744
4.50% due 10/15/2039	121,470	133,309
5.00% due 02/15/2040	92,041	102,471
5.50% due 07/20/2033	122,399	138,520
6.00% due 05/20/2032	30,552	35,589
6.00% due 07/20/2033	80,883	93,918
6.50% due 12/15/2023	18,450	21,120
6.50% due 03/20/2027	1,069	1,226
6.50% due 04/20/2027	7,473	8,573
7.00% due 12/15/2022	2,618	2,648
7.00% due 05/15/2023	509	511
7.00% due 06/15/2023	1,101	1,106
7.00% due 12/15/2023	3,281	3,712
7.00% due 04/15/2028	10,720	11,118
7.50% due 08/15/2030	13,532	13,893

7.50% due 09/15/2030	4,368	4,582
7.50% due 11/15/2030	18,195	19,475
7.50% due 01/15/2031	11,604	13,353
Government National Mtg. Assoc. REMIC
Series 2012-44, Class IO
0.69% due 03/16/2049 VRS(3)(8)	1,013,486	39,444
Series 2013-57, Class IO
0.77% due 06/16/2054 VRS(3)(8)	2,798,381	124,180
Series 2013-74, Class IO
0.78% due 12/16/2053 VRS(3)(8)	1,896,018	107,875
Series 2013-101, Class IO
0.79% due 10/16/2054 VRS(3)(8)	2,562,225	108,741
Series 2012-139, Class IO
0.87% due 02/16/2053 VRS(3)(8)	2,221,628	143,038
Series 2013-80, Class IO
0.88% due 03/16/2052 VRS(3)(8)	2,598,235	178,983
Series 2013-13, Class IO
0.95% due 07/16/2047 VRS(3)(8)	1,410,313	92,860
Series 2013-68, Class IO
0.96% due 02/16/2046 VRS(3)(8)	1,308,932	78,490
Series 2013-30, Class IO
0.96% due 09/16/2053 VRS(3)(8)	1,818,267	110,868
Series 69, Class WI
1.12% due 09/20/2037 VRS(4)(8)	1,497,399	76,480
Series 2014-70, Class IO
1.21% due 03/16/2049 VRS(3)(8)	2,443,584	155,640
Series 2015-128, Class AJ
2.60% due 11/16/2055(3)	99,278	99,941
Series 2015-32, Class HG
3.00% due 09/16/2049 VRS(3)	121,608	121,888
Series 2015-63, Class ZB
3.25% due 05/20/2045(4)	82,585	89,973
Series 2012-3, Class LA
3.50% due 03/20/2038(4)	190,650	199,493
Series 60, Class PI
4.00% due 04/20/2045(4)(8)	443,166	77,537
Series 2002-70, Class PA
4.50% due 08/20/2032(4)	4,502	4,579

		3,336,078

Total U.S. Government Agencies (cost $18,095,370)		18,161,257

U.S. GOVERNMENT TREASURIES - 0.6%
United States Treasury Bonds - 0.1%
3.00% due 11/15/2044	250,000	269,776

United States Treasury Notes - 0.5%
1.00% due 02/15/2018	440,000	442,080
2.25% due 11/30/2017	400,000	409,984
3.13% due 05/15/2021	100,000	109,199

		961,263

Total U.S. Government Treasuries (cost $1,237,899)		1,231,039

LOANS(5)(6)(7) - 0.2%
Oil & Gas Drilling - 0.2%
Drillships Financing Holding, Inc. FRS Tranche B-1 6.00% due 03/31/2021	246,835	88,655
Drillships Ocean Ventures, Inc. FRS BTL-B 5.50% due 07/25/2021	492,500	224,909

Total Loans (cost $694,233)		313,564

Total Long-Term Investment Securities (cost $171,766,779)		185,281,213

REPURCHASE AGREEMENTS - 2.2%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 03/31/2016, to be repurchased 04/01/2016 in the amount of $4,138,001 collateralized by $4,190,000 of United States Treasury Notes, bearing interest at 1.00% due 05/15/2018 and having an approximate value of $4,223,776 (cost $4,138,000)	4,138,000	4,138,000

TOTAL INVESTMENTS (cost $175,904,779)(2)	99.6%	189,419,213
Other assets less liabilities	0.4	731,112

NET ASSETS	100.0%	$190,150,325

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $9,583,934 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Commercial Mortgage Backed Security
(4)	Collateralized Mortgage Obligation
(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to abase lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loans.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Interest Only
(9)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(10)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(11)	Illiquid security. At March 31, 2016, the aggregate value of these securities was $13 representing 0.0% of net assets.
(12)	Inverse floater

ADR - American Depositary Receipt

BR - Bearer Shares

BTL - Bank Term Loan

ETF - Exchange-Traded Fund

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate trading of registered interest and principal of securities

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Software	$450,770	$417,867	$—	$868,637
Other Industries	114,031,721	—	—	114,031,721
Exchange-Traded Funds	7,611,907	—	—	7,611,907
Preferred Securities/Capital Securities	—	1,791,512	—	1,791,512
Asset Backed Securities	—	7,043,543	—	7,043,543
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries	—	29,876,631	—	29,876,631
Foreign Corporate Bonds & Notes	—	4,351,389	—	4,351,389
U.S. Government Agencies	—	18,161,257	—	18,161,257
U.S. Government Treasuries	—	1,231,039	—	1,231,039
Loans	—	313,564	—	313,564
Repurchase Agreements	—	4,138,000	—	4,138,000

Total Investments at Value	$122,094,398	$67,324,802	$13	$189,419,213

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.4%
Aerospace/Defense - 0.6%

TransDigm Group, Inc.†	5,205	$1,146,870

Applications Software - 4.9%

Intuit, Inc.	8,243	857,354
Microsoft Corp.	123,137	6,800,857
Salesforce.com, Inc.†	15,120	1,116,310
ServiceNow, Inc.†	16,429	1,005,126

		9,779,647

Athletic Footwear - 1.3%

NIKE, Inc., Class B	41,560	2,554,693

Banks-Super Regional - 1.4%

PNC Financial Services Group, Inc.	34,450	2,913,436

Beverages-Non-alcoholic - 1.1%

Monster Beverage Corp.†	16,745	2,233,448

Brewery - 0.7%

Molson Coors Brewing Co., Class B	14,640	1,408,075

Building & Construction Products-Misc. - 0.9%

Fortune Brands Home & Security, Inc.	30,660	1,718,186

Cable/Satellite TV - 1.3%

Comcast Corp., Class A	43,220	2,639,878

Casino Hotels - 0.6%

Wynn Resorts, Ltd.	12,873	1,202,724

Chemicals-Diversified - 1.9%

Dow Chemical Co.	43,498	2,212,308
PPG Industries, Inc.	13,500	1,505,115

		3,717,423

Coatings/Paint - 1.1%

Sherwin-Williams Co.	8,015	2,281,630

Commercial Services - 0.8%

Nielsen Holdings PLC	32,240	1,697,758

Commercial Services-Finance - 3.0%

Automatic Data Processing, Inc.	27,940	2,506,497
Equifax, Inc.	19,664	2,247,399
S&P Global, Inc.	12,860	1,272,883

		6,026,779

Computer Services - 3.1%

Accenture PLC, Class A	23,250	2,683,050
Cognizant Technology Solutions Corp., Class A†	33,163	2,079,320
Genpact, Ltd.†	52,960	1,439,982

		6,202,352

Computers - 2.1%

Apple, Inc.	38,334	4,178,023

Consulting Services - 0.7%

Verisk Analytics, Inc.†	17,440	1,393,805

Containers-Metal/Glass - 0.9%

Crown Holdings, Inc.†	35,880	1,779,289

Cosmetics & Toiletries - 1.5%

Estee Lauder Cos., Inc., Class A	31,340	2,955,675

Data Processing/Management - 0.9%

Jack Henry & Associates, Inc.	21,654	1,831,279

Diversified Banking Institutions - 5.9%

Bank of America Corp.	227,550	3,076,476
Citigroup, Inc.	72,465	3,025,414
Goldman Sachs Group, Inc.	11,530	1,809,979
JPMorgan Chase & Co.	66,205	3,920,660

		11,832,529

Diversified Manufacturing Operations - 1.8%

Eaton Corp. PLC	19,440	1,216,166
Illinois Tool Works, Inc.	23,235	2,380,194

		3,596,360

E-Commerce/Products - 2.3%

Amazon.com, Inc.†	7,690	4,565,092

Electric Products-Misc. - 0.6%

AMETEK, Inc.	23,555	1,177,279

Electric-Integrated - 1.9%

American Electric Power Co., Inc.	27,535	1,828,324
NextEra Energy, Inc.	12,220	1,446,115
Pinnacle West Capital Corp.	7,880	591,551

		3,865,990

Electronic Components-Semiconductors - 1.0%

Broadcom, Ltd.	13,430	2,074,935

Electronic Forms - 0.8%

Adobe Systems, Inc.†	16,190	1,518,622

Finance-Consumer Loans - 0.6%

Synchrony Financial†	43,930	1,259,034

Finance-Credit Card - 1.6%

Alliance Data Systems Corp.†	5,720	1,258,400
MasterCard, Inc., Class A	21,750	2,055,375

		3,313,775

Food-Misc./Diversified - 1.6%

Mondelez International, Inc., Class A	82,210	3,298,265

Hotels/Motels - 1.1%

Hilton Worldwide Holdings, Inc.	97,890	2,204,483

Instruments-Controls - 1.1%

Honeywell International, Inc.	20,479	2,294,672

Insurance Brokers - 1.1%

Marsh & McLennan Cos., Inc.	35,930	2,184,185

Insurance-Multi-line - 1.9%

Chubb, Ltd.	19,520	2,325,808
XL Group PLC	39,080	1,438,144

		3,763,952

Internet Content-Entertainment - 1.4%

Facebook, Inc., Class A†	24,031	2,741,937

Investment Management/Advisor Services - 0.6%

BlackRock, Inc.	3,810	1,297,572

Machinery-General Industrial - 0.9%

Middleby Corp.†	17,655	1,885,024

Medical Information Systems - 0.9%

Cerner Corp.†	32,300	1,710,608

Medical Instruments - 1.1%

Medtronic PLC	30,147	2,261,025

Medical-Biomedical/Gene - 1.0%

Biogen, Inc.†	2,715	706,769
Regeneron Pharmaceuticals, Inc.†	3,351	1,207,834

		1,914,603

Medical-Drugs - 6.3%

Alkermes PLC†	12,540	428,743
Allergan PLC†	12,590	3,374,498
Bristol-Myers Squibb Co.	49,510	3,162,699
Eli Lilly & Co.	24,156	1,739,473
Merck & Co., Inc.	73,490	3,888,356

		12,593,769

Medical-HMO - 2.1%

Aetna, Inc.	10,600	1,190,910
UnitedHealth Group, Inc.	23,215	2,992,413

		4,183,323

Medical-Hospitals - 0.8%

HCA Holdings, Inc.†	21,014	1,640,143

Medical-Wholesale Drug Distribution - 0.9%

McKesson Corp.	10,945	1,721,101

Multimedia - 1.2%

Twenty-First Century Fox, Inc., Class A	86,490	2,411,341

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	19,135	891,117
Concho Resources, Inc.†	12,902	1,303,618
EOG Resources, Inc.	17,250	1,252,005
Pioneer Natural Resources Co.	9,502	1,337,312

		4,784,052

Oil Companies-Integrated - 0.5%

Exxon Mobil Corp.	12,940	1,081,655

Oil Refining & Marketing - 0.7%

Phillips 66	16,970	1,469,432

Oil-Field Services - 1.5%

Baker Hughes, Inc.	34,310	1,503,807
Halliburton Co.	43,239	1,544,497

		3,048,304

Real Estate Investment Trusts - 0.4%

American Capital Agency Corp.	45,700	851,391

Rental Auto/Equipment - 0.5%

Hertz Global Holdings, Inc.†	90,636	954,397

Retail-Apparel/Shoe - 0.8%

Ross Stores, Inc.	27,708	1,604,293

Retail-Arts & Crafts - 0.7%

Michaels Cos., Inc.†	53,640	1,500,311

Retail-Building Products - 1.3%

Lowe’s Cos., Inc.	34,740	2,631,555

Retail-Discount - 2.7%

Costco Wholesale Corp.	21,935	3,456,517
Dollar Tree, Inc.†	24,860	2,049,956

		5,506,473

Retail-Drug Store - 3.3%

CVS Health Corp.	39,326	4,079,286
Walgreens Boots Alliance, Inc.	31,219	2,629,889

		6,709,175

Retail-Restaurants - 1.4%

Starbucks Corp.	46,780	2,792,766

Telecommunication Equipment - 0.0%

Nortel Networks Corp.†(1)(2)	147	0

Telephone-Integrated - 1.1%

AT&T, Inc.	55,600	2,177,852

Textile-Home Furnishings - 0.8%

Mohawk Industries, Inc.†	8,910	1,700,919

Tobacco - 1.8%

Altria Group, Inc.	59,180	3,708,219

Tools-Hand Held - 0.8%

Snap-on, Inc.	9,750	1,530,653

Transport-Truck - 0.8%

J.B. Hunt Transport Services, Inc.	18,340	1,544,962

Web Portals/ISP - 3.6%

Alphabet, Inc., Class A†	5,656	4,314,962
Alphabet, Inc., Class C†	3,828	2,851,669

		7,166,631

Total Common Stocks (cost $168,810,371)		189,733,629

EXCHANGE-TRADED FUNDS - 4.8%

SPDR S&P 500 ETF Trust (cost $9,716,538)	46,560	9,570,873

Total Long-Term Investment Securities (cost $178,526,909)		199,304,502

REPURCHASE AGREEMENTS - 0.8%

Bank of America Securities LLC Joint Repurchase Agreement(3)	$440,000	440,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	190,000	190,000
BNP Paribas SA Joint Repurchase Agreement(3)	385,000	385,000
Deutsche Bank AG Joint Repurchase Agreement(3)	385,000	385,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	270,000	270,000

Total Repurchase Agreements (cost $1,670,000)		1,670,000

TOTAL INVESTMENTS (cost $180,196,909)(4)	100.0%	200,974,502
Other assets less liabilities	0.0	15,969

NET ASSETS	100.0%	$200,990,471

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At March 31, 2016, the aggregate value of these securities was $0 representing 0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.

ETF - Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Telecommunication Equipment	$—	$—	$0	$0
Other Industries	189,733,629	—	—	189,733,629
Exchange-Traded Funds	9,570,873	—	—	9,570,873
Repurchase Agreements	—	1,670,000	—	1,670,000

Total Investments at Value	$199,304,502	$1,670,000	$0	$200,974,502

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 97.5%
Aerospace/Defense - 0.7%

Lockheed Martin Corp.	20,776	$4,601,884

Aerospace/Defense-Equipment - 1.0%

United Technologies Corp.	60,191	6,025,119

Airlines - 1.5%

Alaska Air Group, Inc.	57,201	4,691,626
Southwest Airlines Co.	105,349	4,719,635

		9,411,261

Apparel Manufacturers - 1.9%

Carter’s, Inc.	19,717	2,077,777
G-III Apparel Group, Ltd.†	21,280	1,040,379
Global Brands Group Holding, Ltd.†	8,082,000	979,340
Ralph Lauren Corp.	32,368	3,115,744
Under Armour, Inc., Class A†	16,220	1,375,943
VF Corp.	49,490	3,204,972

		11,794,155

Applications Software - 3.5%

Microsoft Corp.	219,111	12,101,501
Salesforce.com, Inc.†	66,757	4,928,669
ServiceNow, Inc.†	77,664	4,751,483

		21,781,653

Athletic Footwear - 1.4%

NIKE, Inc., Class B	142,399	8,753,266

Audio/Video Products - 0.9%

Harman International Industries, Inc.	64,580	5,750,203

Banks-Commercial - 0.5%

M&T Bank Corp.	25,889	2,873,679

Banks-Super Regional - 1.6%

PNC Financial Services Group, Inc.	122,098	10,325,828

Beverages-Non-alcoholic - 2.6%

Coca-Cola Co.	197,367	9,155,855
Monster Beverage Corp.†	55,205	7,363,243

		16,519,098

Beverages-Wine/Spirits - 0.3%

Brown-Forman Corp., Class B	21,132	2,080,868

Building Products-Air & Heating - 0.3%

Lennox International, Inc.	12,174	1,645,803

Building Products-Doors & Windows - 0.2%

Sanwa Holdings Corp.	178,000	1,323,790

Cable/Satellite TV - 0.2%

Sky PLC	98,038	1,441,864

Casino Hotels - 0.9%

Las Vegas Sands Corp.	75,887	3,921,840
Sands China, Ltd.	218,000	886,630
Wynn Resorts, Ltd.	8,664	809,478

		5,617,948

Cellular Telecom - 0.2%

T-Mobile US, Inc.†	31,128	1,192,202

Chemicals-Diversified - 0.6%

Celanese Corp., Series A	37,044	2,426,382
Huntsman Corp.	101,015	1,343,499

		3,769,881

Chemicals-Specialty - 0.6%

Cabot Corp.	24,552	1,186,598
Ecolab, Inc.	24,645	2,748,411

		3,935,009

Coatings/Paint - 0.6%

Sherwin-Williams Co.	12,749	3,629,258

Commercial Services-Finance - 1.6%

Automatic Data Processing, Inc.	51,996	4,664,561
Equifax, Inc.	45,644	5,216,653

		9,881,214

Computer Services - 1.8%

Accenture PLC, Class A	51,109	5,897,979
Genpact, Ltd.†	209,382	5,693,096

		11,591,075

Computer Software - 0.9%

Akamai Technologies, Inc.†	80,919	4,496,669
Envestnet, Inc.†	39,600	1,077,120

		5,573,789

Computers-Memory Devices - 0.2%

Western Digital Corp.	32,483	1,534,497

Containers-Paper/Plastic - 0.2%

Bemis Co., Inc.	18,900	978,642

Cosmetics & Toiletries - 3.2%

Colgate-Palmolive Co.	146,774	10,369,583
Coty, Inc., Class A	49,823	1,386,574
Estee Lauder Cos., Inc., Class A	87,534	8,255,332

		20,011,489

Cruise Lines - 0.2%

Norwegian Cruise Line Holdings, Ltd.†	21,625	1,195,646

Decision Support Software - 0.7%

MSCI, Inc.	59,433	4,402,797

Dental Supplies & Equipment - 0.7%

DENTSPLY SIRONA, Inc.	73,345	4,520,252

Diagnostic Equipment - 0.2%

Cepheid†	34,422	1,148,318

Distribution/Wholesale - 0.2%

WESCO International, Inc.†	23,743	1,298,030

Diversified Banking Institutions - 1.7%

Citigroup, Inc.	126,816	5,294,568
Goldman Sachs Group, Inc.	9,110	1,430,088
JPMorgan Chase & Co.	68,284	4,043,778

		10,768,434

Diversified Manufacturing Operations - 0.9%

A.O. Smith Corp.	18,765	1,431,957
Eaton Corp. PLC	50,034	3,130,127
Sulzer AG	8,872	881,157

		5,443,241

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	4,373	2,595,988

E-Commerce/Services - 2.1%

Expedia, Inc.	39,626	4,272,475
TripAdvisor, Inc.†	66,683	4,434,420
Zillow Group, Inc., Class A†	176,960	4,521,328

		13,228,223

Electric-Integrated - 1.6%

Exelon Corp.	102,639	3,680,635

OGE Energy Corp.	77,643	2,222,919
PG&E Corp.	71,116	4,247,047

		10,150,601

Electronic Components-Semiconductors - 1.5%

Samsung Electronics Co., Ltd.	1,014	1,163,316
Silicon Motion Technology Corp. ADR	29,385	1,140,432
Skyworks Solutions, Inc.	63,044	4,911,127
Synaptics, Inc.†	29,788	2,375,295

		9,590,170

Electronic Connectors - 0.9%

Amphenol Corp., Class A	94,165	5,444,620

Electronic Forms - 0.8%

Adobe Systems, Inc.†	51,551	4,835,484

Energy-Alternate Sources - 0.7%

First Solar, Inc.†	64,251	4,399,266

Enterprise Software/Service - 0.9%

Workday, Inc., Class A†	74,671	5,737,720

Entertainment Software - 0.7%

Activision Blizzard, Inc.	138,231	4,677,737

Finance-Credit Card - 1.5%

American Express Co.	105,072	6,451,421
MasterCard, Inc., Class A	33,835	3,197,407

		9,648,828

Finance-Investment Banker/Broker - 0.6%

Raymond James Financial, Inc.	80,987	3,855,791

Food-Misc./Diversified - 0.5%

Mondelez International, Inc., Class A	74,132	2,974,176

Food-Retail - 0.2%

Whole Foods Market, Inc.	41,846	1,301,829

Garden Products - 0.3%

Toro Co.	24,815	2,137,068

Hotels/Motels - 0.2%

Hilton Worldwide Holdings, Inc.	66,821	1,504,809

Industrial Gases - 1.0%

Praxair, Inc.	56,762	6,496,411

Instruments-Controls - 1.9%

Honeywell International, Inc.	65,664	7,357,651
Mettler-Toledo International, Inc.†	12,874	4,438,440

		11,796,091

Insurance Brokers - 1.7%

Arthur J. Gallagher & Co.	101,413	4,510,850
Marsh & McLennan Cos., Inc.	102,688	6,242,404

		10,753,254

Insurance-Life/Health - 1.5%

Principal Financial Group, Inc.	102,000	4,023,900
Torchmark Corp.	44,132	2,390,189
Unum Group	91,518	2,829,737

		9,243,826

Insurance-Multi-line - 2.2%

Chubb, Ltd.	60,163	7,168,421
MetLife, Inc.	158,049	6,944,673

		14,113,094

Insurance-Property/Casualty - 0.7%

Markel Corp.†	5,151	4,592,477

Internet Content-Entertainment - 0.4%

Facebook, Inc., Class A†	19,936	2,274,698

Internet Security - 0.9%

VeriSign, Inc.†	63,372	5,610,957

Investment Management/Advisor Services - 0.9%

BlackRock, Inc.	16,158	5,502,930

Machinery-General Industrial - 0.4%

Middleby Corp.†	21,953	2,343,922

Medical Information Systems - 0.7%

IMS Health Holdings, Inc.†	173,555	4,607,885

Medical Instruments - 1.0%

Medtronic PLC	84,348	6,326,100

Medical-Biomedical/Gene - 1.9%

Biogen, Inc.†	5,495	1,430,459
Incyte Corp.†	71,083	5,151,385
Novavax, Inc.†	115,665	596,831
Regeneron Pharmaceuticals, Inc.†	12,339	4,447,469

		11,626,144

Medical-Drugs - 5.7%

Alkermes PLC†	112,462	3,845,076
Allergan PLC†	7,467	2,001,380
Bristol-Myers Squibb Co.	143,223	9,149,085
Johnson & Johnson	51,045	5,523,069
Merck & Co., Inc.	262,194	13,872,685
TESARO, Inc.†	32,839	1,445,901

		35,837,196

Medical-Generic Drugs - 1.4%

Mylan NV†	114,037	5,285,615
Perrigo Co. PLC	12,762	1,632,643
Teva Pharmaceutical Industries, Ltd. ADR	34,900	1,867,499

		8,785,757

Medical-HMO - 0.7%

UnitedHealth Group, Inc.	36,172	4,662,571

Medical-Wholesale Drug Distribution - 1.2%

Cardinal Health, Inc.	68,241	5,592,350
McKesson Corp.	12,400	1,949,900

		7,542,250

Metal-Aluminum - 0.1%

Constellium NV, Class A†	73,823	383,141

Motorcycle/Motor Scooter - 0.2%

Harley-Davidson, Inc.	29,134	1,495,448

Multimedia - 0.9%

Markit Ltd†	80,700	2,852,745
Quebecor, Inc., Class B	7,400	194,294
Walt Disney Co.	26,734	2,654,954

		5,701,993

Networking Products - 0.9%
Cisco Systems, Inc.	200,847	5,718,114

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	26,150	1,535,528

Oil Companies-Exploration & Production - 3.2%

Anadarko Petroleum Corp.	64,949	3,024,675
Cabot Oil & Gas Corp.	78,700	1,787,277
Canadian Natural Resources, Ltd.	85,454	2,307,258
Cobalt International Energy, Inc.†	159,384	473,371
Diamondback Energy, Inc.†	24,195	1,867,370
Energen Corp.	23,400	856,206
Pioneer Natural Resources Co.	52,334	7,365,487
QEP Resources, Inc.	83,427	1,177,155
Southwestern Energy Co.†	176,432	1,423,806

		20,282,605

Oil Companies-Integrated - 1.1%

Imperial Oil, Ltd.	159,140	5,315,276
Marathon Oil Corp.	143,081	1,593,922

		6,909,198

Oil Field Machinery & Equipment - 0.1%

National Oilwell Varco, Inc.	16,197	503,727

Oil Refining & Marketing - 0.3%

HollyFrontier Corp.	52,041	1,838,088

Oil-Field Services - 0.5%

Halliburton Co.	87,143	3,112,748
Trican Well Service, Ltd.†	131,700	120,672

		3,233,420

Physicians Practice Management - 0.3%

Envision Healthcare Holdings, Inc.†	60,100	1,226,040
MEDNAX, Inc.†	13,200	852,984

		2,079,024

Power Converter/Supply Equipment - 0.2%

Generac Holdings, Inc.†	36,541	1,360,787

Real Estate Investment Trusts - 1.8%

American Tower Corp.	40,864	4,183,248
AvalonBay Communities, Inc.	7,135	1,357,077
Columbia Property Trust, Inc.	94,420	2,076,296
Host Hotels & Resorts, Inc.	110,029	1,837,484
STORE Capital Corp.	67,730	1,752,852

		11,206,957

Rental Auto/Equipment - 0.2%

Avis Budget Group, Inc.†	36,200	990,432

Retail-Apparel/Shoe - 0.5%

Coach, Inc.	29,919	1,199,453
Kate Spade & Co.†	72,396	1,847,546

		3,046,999

Retail-Automobile - 0.7%

CarMax, Inc.†	88,715	4,533,336

Retail-Building Products - 0.9%

Lowe’s Cos., Inc.	73,615	5,576,336

Retail-Discount - 2.5%

Costco Wholesale Corp.	99,793	15,725,381

Retail-Jewelry - 0.2%

Tiffany & Co.	19,584	1,437,074

Retail-Major Department Stores - 1.7%

TJX Cos., Inc.	132,551	10,385,371

Retail-Restaurants - 2.8%

Chipotle Mexican Grill, Inc.†	6,919	3,258,641
Dunkin’ Brands Group, Inc.	39,705	1,872,885
McDonald’s Corp.	64,695	8,130,868
Starbucks Corp.	47,472	2,834,078
Yum! Brands, Inc.	18,097	1,481,240

		17,577,712

Semiconductor Equipment - 0.2%

Lam Research Corp.	15,663	1,293,764

Steel-Producers - 0.9%

Nucor Corp.	16,158	764,273
Reliance Steel & Aluminum Co.	71,735	4,963,345

		5,727,618

Telecommunication Equipment - 0.3%

ARRIS International PLC†	87,350	2,002,062

Telephone-Integrated - 0.4%

Verizon Communications, Inc.	51,257	2,771,979

Tobacco - 0.8%

Altria Group, Inc.	40,237	2,521,251
British American Tobacco PLC	46,388	2,724,951

		5,246,202

Tools-Hand Held - 0.3%

Snap-on, Inc.	12,820	2,012,612

Transport-Rail - 2.7%

Canadian National Railway Co.	88,606	5,537,065
CSX Corp.	102,383	2,636,362
Genesee & Wyoming, Inc., Class A†	40,041	2,510,571
Norfolk Southern Corp.	16,961	1,412,003
Union Pacific Corp.	64,865	5,160,011

		17,256,012

Transport-Services - 1.6%

United Parcel Service, Inc., Class B	93,864	9,899,836

Transport-Truck - 0.7%

J.B. Hunt Transport Services, Inc.	54,697	4,607,675

Vitamins & Nutrition Products - 0.3%

Mead Johnson Nutrition Co.	22,779	1,935,532

Web Portals/ISP - 0.9%

Alphabet, Inc., Class A†	3,048	2,325,319
Alphabet, Inc., Class C†	4,120	3,069,194

		5,394,513

Total Common Stocks
(cost $598,795,285)		614,686,542

EXCHANGE-TRADED FUNDS - 1.1%

Vanguard S&P 500 ETF (cost $6,582,179)	35,613	6,715,187

Total Long-Term Investment Securities
(cost $605,377,464)		621,401,729

REPURCHASE AGREEMENTS - 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$2,145,000	2,145,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	945,000	945,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,895,000	1,895,000
Deutsche Bank AG Joint Repurchase Agreement(1)	1,895,000	1,895,000
RBS Securities, Inc. Joint Repurchase Agreement(1)	1,325,000	1,325,000

Total Repurchase Agreements
(cost $8,205,000)		8,205,000

TOTAL INVESTMENTS
(cost $613,582,464)(2)	99.9%	629,606,729
Other assets less liabilities	0.1	420,342

NET ASSETS	100.0%	$630,027,071

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

ETF - Exchange-Traded Funds

See Notes to Portfolio of Investments

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$614,686,542	$—	$—	$614,686,542
Exchange-Traded Funds	6,715,187	—	—	6,715,187
Repurchase Agreements	—	8,205,000	—	8,205,000

Total Investments at Value	$621,401,729	$8,205,000	$—	$629,606,729

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $9,401,047 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 94.7%
Applications Software - 4.2%

Dropbox, Inc., Class B†(1)(2)(3)	313,518	$3,201,019
Salesforce.com, Inc.†	197,492	14,580,834
ServiceNow, Inc.†	620,648	37,971,245

		55,753,098

Audio/Video Products - 1.5%

Harman International Industries, Inc.	227,887	20,291,058

Auto/Truck Parts & Equipment-Original - 1.2%

Mobileye NV†	443,713	16,546,058

Beverages-Non-alcoholic - 2.3%

Monster Beverage Corp.†	229,803	30,651,124

Brewery - 1.3%

Molson Coors Brewing Co., Class B	175,487	16,878,340

Chemicals-Specialty - 0.6%

Platform Specialty Products Corp.†	894,544	7,693,078

Commercial Services - 1.0%

CoStar Group, Inc.†	73,502	13,830,871

Computer Software - 2.0%

Akamai Technologies, Inc.†	227,700	12,653,289
SS&C Technologies Holdings, Inc.	228,553	14,494,831

		27,148,120

Computers-Memory Devices - 0.6%

Pure Storage, Inc., Class A†	595,838	8,157,022

Diagnostic Equipment - 0.9%

Danaher Corp.	131,914	12,513,362

Distribution/Wholesale - 1.2%

Fastenal Co.	335,515	16,440,235

Diversified Banking Institutions - 0.9%

JPMorgan Chase & Co.	207,744	12,302,600

Diversified Financial Services - 0.6%

Julius Baer Group, Ltd.	202,559	8,700,210

Drug Delivery Systems - 1.4%

DexCom, Inc.†	283,793	19,272,383

E-Commerce/Products - 6.3%

Amazon.com, Inc.†	137,838	81,826,150
The Honest Company, Inc.†(1)(2)(3)	41,843	1,920,594

		83,746,744

E-Commerce/Services - 6.1%

Expedia, Inc.	204,917	22,094,151
Priceline Group, Inc.†	35,404	45,634,340
Zillow Group, Inc., Class A†	147,476	3,768,011
Zillow Group, Inc., Class C†	431,919	10,249,438

		81,745,940

E-Services/Consulting - 1.0%

CDW Corp.	319,339	13,252,569

Electronic Components-Semiconductors - 0.4%

Cavium, Inc.†	88,100	5,388,196

Enterprise Software/Service - 3.9%

Veeva Systems, Inc., Class A†	581,831	14,569,048
Workday, Inc., Class A†	481,225	36,977,329

		51,546,377

Food-Misc./Diversified - 1.0%

Mondelez International, Inc., Class A	318,322	12,771,079

Hazardous Waste Disposal - 1.9%

Clean Harbors, Inc.†	214,359	10,576,473
Stericycle, Inc.†	113,311	14,298,715

		24,875,188

Hotels/Motels - 2.1%

Hilton Worldwide Holdings, Inc.	566,184	12,750,464
Wyndham Worldwide Corp.	195,231	14,921,505

		27,671,969

Internet Application Software - 0.9%

Zendesk, Inc.†	582,478	12,191,265

Internet Content-Entertainment - 5.3%

Facebook, Inc., Class A†	619,613	70,697,843

Investment Management/Advisor Services - 1.0%

Invesco, Ltd.	430,747	13,254,085

Machinery-General Industrial - 1.5%

Middleby Corp.†	188,246	20,099,025

Medical Information Systems - 2.5%

athenahealth, Inc.†	97,929	13,590,587
Cerner Corp.†	384,486	20,362,378

		33,952,965

Medical Instruments - 1.9%

Intuitive Surgical, Inc.†	41,379	24,870,848

Medical Products - 1.4%

Becton Dickinson and Co.	120,053	18,226,446

Medical-Biomedical/Gene - 2.8%

Incyte Corp.†	193,913	14,052,875
Ionis Pharmaceuticals, Inc.†	107,313	4,346,176
Regeneron Pharmaceuticals, Inc.†	51,681	18,627,900

		37,026,951

Medical-Drugs - 5.6%

Allergan PLC†	76,958	20,627,053
Bristol-Myers Squibb Co.	638,929	40,814,784
Eisai Co., Ltd.	231,997	13,955,482

		75,397,319

Medical-Generic Drugs - 1.0%

Mylan NV†	298,659	13,842,845

Networking Products - 1.2%

Arista Networks, Inc.†	262,905	16,589,306

Oil Companies-Exploration & Production - 2.8%

Energen Corp.	146,699	5,367,717
EOG Resources, Inc.	175,392	12,729,951
Pioneer Natural Resources Co.	136,668	19,234,654

		37,332,322

Patient Monitoring Equipment - 0.7%

Insulet Corp.†	283,020	9,384,943

Real Estate Investment Trusts - 3.6%

American Tower Corp.	266,182	27,249,051
Equinix, Inc.	63,476	20,992,148

		48,241,199

Retail-Apparel/Shoe - 1.3%

Kate Spade & Co.†	671,888	17,146,582

Retail-Auto Parts - 1.3%

Advance Auto Parts, Inc.	107,716	17,271,183

Retail-Building Products - 1.0%

Lowe’s Cos., Inc.	174,580	13,224,435

Retail-Discount - 1.7%

Costco Wholesale Corp.	140,722	22,174,973

Retail-Restaurants - 3.3%

Jack in the Box, Inc.	186,962	11,941,263
Panera Bread Co., Class A†	160,372	32,848,997

		44,790,260

Semiconductor Components-Integrated Circuits - 1.1%

NXP Semiconductors NV†	179,640	14,563,415

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	606,409	12,843,743

Transport-Rail - 0.6%

Kansas City Southern	93,818	8,016,748

Transport-Truck - 1.0%

Landstar System, Inc.	200,328	12,943,192

Web Portals/ISP - 6.7%

Alphabet, Inc., Class C†	120,497	89,764,240

X-Ray Equipment - 1.1%

Hologic, Inc.†	442,081	15,251,795

Total Common Stocks
(cost $1,138,292,864)		1,266,273,549

CONVERTIBLE PREFERRED SECURITIES - 4.3%
Advertising Services - 0.1%

Nanigans, Inc.†(1)(2)(3)	126,818	1,384,662

Applications Software - 0.2%

Magic Leap, Inc. Series C†(1)(2)(3)	93,690	2,157,962

Computer Software - 0.2%

Zuora, Inc. Series F†(1)(2)(3)	732,120	2,584,384

Data Processing/Management - 0.2%

Cloudera, Inc. Series F†(1)(2)(3)	129,662	2,254,098

E-Commerce/Products - 0.6%

One Kings Lane, Inc. Series E†(1)(2)(3)	291,563	3,163,458
The Honest Company, Inc. Series C†(1)(2)(3)	97,634	4,481,401

		7,644,859

E-Commerce/Services - 2.4%

Airbnb, Inc. Series E†(1)(2)(3)	46,491	4,244,763
Uber Technologies, Inc. Series E†(1)(2)(3)	599,808	28,376,345

		32,621,108

Electronic Forms - 0.2%

Docusign, Inc., Series B†(1)(2)(3)	8,662	141,104
Docusign, Inc., Series B-1†(1)(2)(3)	2,594	42,256
Docusign, Inc., Series D†(1)(2)(3)	6,224	101,389
Docusign, Inc., Series E†(1)(2)(3)	160,967	2,622,153
Docusign, Inc. Series F†(1)(2)(3)	29,200	475,668

		3,382,570

Entertainment Software - 0.2%

DraftKings, Inc. Series D†(1)(2)(3)	450,010	1,408,531
DraftKings, Inc. Series D-1†(1)(2)(3)	390,851	1,582,947

		2,991,478

Web Portals/ISP - 0.2%

Pinterest, Inc. Series G†(1)(2)(3)	390,940	2,513,744

Total Convertible Preferred Securities
(cost $40,108,977)		57,534,865

Total Long-Term Investment Securities
(cost $1,178,401,841)		1,323,808,414

REPURCHASE AGREEMENTS - 0.3%

Bank of America Securities LLC Joint Repurchase Agreement(4)	$850,000	850,000
Barclays Capital, Inc. Joint Repurchase Agreement(4)	365,000	365,000
BNP Paribas SA Joint Repurchase Agreement(4)	735,000	735,000
Deutsche Bank AG Joint Repurchase Agreement(4)	735,000	735,000
RBS Securities, Inc. Joint Repurchase Agreement(4)	515,000	515,000

Total Repurchase Agreements
(cost $3,200,000)		3,200,000

TOTAL INVESTMENTS
(cost $1,181,601,841)(5)	99.3%	1,327,008,414
Other assets less liabilities	0.7	9,993,696

NET ASSETS	100.0%	$1,337,002,110

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
Dropbox, Inc., Class B	05/01/2012	313,518	$2,837,872	$3,201,019	$10.21	0.2%
The Honest Company, Inc.	08/20/2014	41,843	1,132,159	1,920,594	45.90	0.2
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	46,491	4,328,052	4,244,763	91.30	0.3
Cloudera, Inc., Series F	02/05/2014	129,662	1,887,879	2,254,098	17.38	0.2
Docusign, Inc., Series B	02/28/2014	8,662	113,753	141,104	16.29	0.0
Docusign, Inc., Series B-1	02/28/2014	2,594	34,065	42,256	16.29	0.0
Docusign, Inc., Series D	02/28/2014	6,224	81,736	101,389	16.29	0.0
Docusign, Inc., Series E	02/28/2014	160,967	2,113,883	2,622,153	16.29	0.2
Docusign, Inc., Series F	04/30/2015	29,200	557,519	475,668	16.29	0.1
DraftKings, Inc., Series D	07/16/2015	221,096	1,190,799
	07/17/2015	15,976	86,045
	08/11/2015	212,938	1,146,861

		450,010	2,423,705	1,408,531	3.13	0.1

DraftKings, Inc., Series D-1	08/11/2015	390,851	2,996,033	1,582,947	4.05	0.1
The Honest Company, Inc., Series C	08/20/2014	97,634	2,641,712	4,481,401	45.90	0.3
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	2,157,962	23.03	0.2
Nanigans, Inc.	03/16/2015	126,818	1,384,662	1,384,662	10.92	0.1
One Kings Lane, Inc., Series E	01/28/2014	291,563	4,495,027	3,163,458	10.85	0.2
Pinterest, Inc., Series G	03/19/2015	390,940	2,806,594	2,513,744	6.43	0.2
Uber Technologies, Inc., Series E	06/05/2014	599,808	9,304,851	28,376,345	47.31	2.1
Zuora, Inc., Series F	01/15/2015	732,120	2,781,544	2,584,384	3.53	0.2

				$62,656,478		4.7%

(3)	Illiquid security. At March 31, 2016, the aggregate value of these securities was $62,656,478 representing 4.7% of net assets.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Applications Software	$52,552,079	$—	$3,201,019	$55,753,098
E-Commerce/Products	81,826,150	—	1,920,594	83,746,744
Other Industries	1,126,773,707	—	—	1,126,773,707
Convertible Preferred Securities	—	—	57,534,865	57,534,865
Repurchase Agreements	—	3,200,000	—	3,200,000

Total Investments at Value	$1,261,151,936	$3,200,000	$62,656,478	$1,327,008,414

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $22,655,691 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 12/31/2015	$5,964,231	$61,627,829
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	23,851	55,651
Change in unrealized depreciation(1)	(866,469)	(4,148,615)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/2016	$5,121,613	$57,534,865

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2016 includes:

Common Stocks	Preferred Securities
$(842,618)	$(4,092,964)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2016.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 3/31/16	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stock	$1,920,594	Market Approach	Enterprise Value/Revenue Multiple*	3.9x
			Discount for Lack of Marketability	10.00%

	$3,201,019	Market Approach with Option Pricing Method (“OPM”) and Income Approach	Enterprise Value/Revenue Multiple*	4.7x – 11.0x (6.833x)
			Estimated 2017 Revenue Multiple*	8.0x
			Discount for Lack of Marketability	10% – 27.50% (15.833%)
			Weighted Average Cost of Capital	18%
			Perpetual Growth Rate*	3.0%
			OPM assumptions:
			Volatility*	41.5%
			Term to liquidity event in years	3.0
			Risk-free rate	0.91%

Convertible Preferred Securities	$3,542,624	Market Approach	Market Transaction Price*	$10.91850 – $23.033 ($16.97575)

	$28,376,345	Market Approach	Market Transaction Price*	$48.7722
			Discount for Lack of Marketability	6.00%

	$12,962,099	Market Approach	Enterprise Value/Revenue Multiple*	3.9x – 6.7x (6.1625x)
			Discount for Lack of Marketability	10.00%

	$3,163,458	Market Approach with Option Pricing Method (“OPM”)	Last Twelve Months Revenue Mutliple*	0.8x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	40.0%
			Term to liquidity event in years	0.7
			Risk-free rate	0.0759%

	$2,991,478	Market Approach	Next Twelve Months Revenue Mutliple*	2.63x
			Discount for Lack of Marketability	36.9%

	$2,254,098	Market Approach	Transaction Price*	$32.8300
			Expected 2016 Revenue Multiple*	5.2x – 6.5x (5.725x)
			Projected 2017 Revenue Multiple*	4.9x
			Discount for Lack of Marketability	10% – 33% (21.5%)

	$4,244,763	Market Approach	Transaction Price*	$93.0944
			Expected 2016 Revenue Multiple*	15.9x
			Projected 2017 Revenue Multiple*	17.6x
			Discount for Lack of Marketability	6% – 10% (7.33%)
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.5%

(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Portfolio of Investments

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS - 99.2%
Agricultural Chemicals - 0.7%

Mosaic Co.	41,556	$1,122,012

Chemicals-Diversified - 1.2%

LyondellBasell Industries NV, Class A	22,243	1,903,556

Chemicals-Specialty - 3.5%

Albemarle Corp.	42,702	2,729,939
Umicore SA	56,153	2,795,471

		5,525,410

Coal - 0.1%

Mongolian Mining Corp.†	13,995,800	82,993

Diversified Minerals - 9.9%

Anglo American PLC	246,800	1,957,009
BHP Billiton PLC	953,792	10,723,444
Iluka Resources, Ltd.	324,304	1,630,785
Western Areas, Ltd(1)	850,980	1,409,009

		15,720,247

Energy-Alternate Sources - 2.6%

First Solar, Inc.†	31,112	2,130,238
Pattern Energy Group, Inc.	104,210	1,987,285

		4,117,523

Engineering/R&D Services - 0.9%

JGC Corp.	96,200	1,440,286

Gold Mining - 7.4%

Goldcorp, Inc.	276,390	4,485,810
Medusa Mining, Ltd.†	1,293,660	773,491
Newcrest Mining, Ltd.†	227,657	2,959,698
Randgold Resources, Ltd.	39,341	3,599,272

		11,818,271

Metal Processors & Fabrication - 1.6%

Aurubis AG	50,362	2,506,031

Metal-Aluminum - 3.1%

Alcoa, Inc.	214,192	2,051,959
Norsk Hydro ASA	702,808	2,893,721

		4,945,680

Metal-Copper - 0.6%

First Quantum Minerals, Ltd.	191,987	1,011,119

Metal-Diversified - 3.6%

Boliden AB	267,138	4,274,471
Rio Tinto PLC	50,481	1,417,802

		5,692,273

Metal-Iron - 2.3%

Fortescue Metals Group, Ltd.	803,689	1,570,973
Vale SA ADR	512,480	2,157,541

		3,728,514

Non-Ferrous Metals - 1.5%

Mitsubishi Materials Corp.	819,000	2,314,115

Oil & Gas Drilling - 1.1%

Patterson-UTI Energy, Inc.	96,173	1,694,568

Oil Companies-Exploration & Production - 13.5%

Anadarko Petroleum Corp.	20,003	931,540
Cabot Oil & Gas Corp.	104,424	2,371,469
Canadian Natural Resources, Ltd.	59,300	1,604,011
ConocoPhillips	133,040	5,357,521
Energen Corp.	37,124	1,358,367
EOG Resources, Inc.	46,373	3,365,752
Inpex Corp.	380,800	2,887,847
Pioneer Natural Resources Co.	7,421	1,044,432
Santos, Ltd.	826,405	2,552,928

		21,473,867

Oil Companies-Integrated - 21.6%

Chevron Corp.	38,735	3,695,319
Eni SpA	247,958	3,752,613
Exxon Mobil Corp.	141,824	11,855,068
Imperial Oil, Ltd.	49,514	1,653,768
Royal Dutch Shell PLC, Class A	244,108	5,904,103
Sasol, Ltd.	113,453	3,393,043
Statoil ASA	144,135	2,269,664
Tatneft PAO ADR	55,602	1,804,841

		34,328,419

Oil Field Machinery & Equipment - 1.8%

National Oilwell Varco, Inc.	54,699	1,701,139
Schoeller-Bleckmann Oilfield Equipment AG ADR	199,370	1,215,699

		2,916,838

Oil Refining & Marketing - 8.8%

Caltex Australia, Ltd.	127,422	3,322,916
Cheniere Energy, Inc.†	32,640	1,104,211
Marathon Petroleum Corp.	82,093	3,052,218
Phillips 66	29,311	2,538,039
Valero Energy Corp.	61,886	3,969,368

		13,986,752

Oil-Field Services - 4.9%

China Oilfield Services, Ltd.	2,256,000	1,768,191
Schlumberger, Ltd.	64,675	4,769,781
TGS Nopec Geophysical Co. ASA	79,165	1,208,327

		7,746,299

Petrochemicals - 0.8%

Ultrapar Participacoes SA	69,100	1,341,201

Pipelines - 1.8%

TransCanada Corp.	73,800	2,901,427

Power Converter/Supply Equipment - 1.3%

SunPower Corp.†	89,351	1,996,101

Steel-Producers - 4.6%

Nucor Corp.	92,552	4,377,710
Reliance Steel & Aluminum Co.	41,686	2,884,254

		7,261,964

Total Long-Term Investment Securities
(cost $171,777,071)		157,575,466

REPURCHASE AGREEMENTS - 2.2%

Bank of America Securities LLC Joint Repurchase Agreement(2)	$925,000	925,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	405,000	405,000
BNP Paribas SA Joint Repurchase Agreement(2)	815,000	815,000
Deutsche Bank AG Joint Repurchase Agreement(2)	815,000	815,000

RBS Securities, Inc. Joint Repurchase Agreement(2)	570,000	570,000

Total Repurchase Agreements
(cost $3,530,000)		3,530,000

TOTAL INVESTMENTS
(cost $175,307,071)(3)	101.4%	161,105,466
Liabilities in excess of other assets	(1.4)	(2,189,035)

NET ASSETS	100.0%	$158,916,431

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.

ADR  - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Minerals	$14,311,238	$1,409,009	$—	$15,720,247
Oil Field Machinery & Equipment	1,701,139	1,215,699	—	2,916,838
Other Industries	138,938,381	—	—	138,938,381
Repurchase Agreements	—	3,530,000	—	3,530,000

Total Investments at Value	$154,950,758	$6,154,708	$—	$161,105,466

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $57,921,252 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust SA BlackRock Multi-Asset Income Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
EXCHANGE-TRADED FUNDS - 89.8%
iShares 10+ Year Credit Bond ETF	22,450	$1,330,836
iShares 1-3 Year Credit Bond Fund	30,268	3,190,852
iShares CMBS ETF	18,035	938,181
iShares Core High Dividend ETF	14,389	1,122,486
iShares Emerging Markets Dividend ETF	11,386	373,347
iShares Europe ETF	11,908	465,722
iShares iBoxx $ High Yield Corporate Bond Fund	57,025	4,658,372
iShares Intermediate Credit Bond ETF	6,870	753,639
iShares International Developed Real Estate ETF	9,641	281,710
iShares International Select Dividend ETF	31,961	926,549
iShares Select Dividend Fund	6,897	563,278
iShares U.S. Energy ETF	10,560	367,277
iShares U.S. Real Estate ETF	3,653	284,423
iShares US Preferred Stock ETF	38,782	1,513,661
Total Long-Term Investment Securities

(cost $17,299,281)		16,770,333

SHORT-TERM INVESTMENT SECURITIES - 10.0%
Time Deposits - 10.0%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 03/01/2016 (cost $1,862,000)	$1,862,000	1,862,000

TOTAL INVESTMENTS
(cost $19,161,281)(1)	99.8%	18,632,333
Other assets less liabilities	0.2	30,178

NET ASSETS	100.0%	$18,662,511

(1)	See Note 4 for cost of investments on a tax basis.

ETF  Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
7	Long	Australian 10 YR Bond Future	June 2016	694,820	702,679	7,859
2	Short	Euro Dollar Currency Future	June 2016	275,851	285,300	(9,449)
7	Short	Euro Stoxx 50	June 2016	238,424	233,463	4,961
2	Short	S&P 500 E-Mini Index	June 2016	201,040	205,150	(4,110)
1	Short	U.S. Long Bond	June 2016	163,125	164,438	(1,313)
9	Short	U.S. Treasury 10 YR Notes	June 2016	1,174,782	1,173,516	1,266
7	Short	U.S. Treasury 2 YR Notes	June 2016	1,525,849	1,531,250	(5,401)
1	Short	U.S. Treasury 5 YR Notes	June 2016	120,930	121,164	(234)
2	Short	U.S. Ultra Bonds	June 2016	346,236	345,063	1,173

						$(5,248)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$16,770,333	$—	$—	$16,770,333
Short-Term Investment Securities	—	1,862,000	—	1,862,000

Total Investments at Value	$16,770,333	$1,862,000	$—	$18,632,333

Other Financial Instruments:+
Futures Contracts	$15,259	$—	$—	$15,259

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$20,507	$—	$—	$20,507

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS - March 31, 2016 - (unaudited)

Security Description	Shares/ Principal Amount(2)	Value (Note 1)
COMMON STOCKS - 66.3%
Aerospace/Defense - 1.6%

Raytheon Co.	1,865	$228,705
Teledyne Technologies, Inc.†	639	56,321

		285,026

Aerospace/Defense-Equipment - 1.2%

Airbus Group SE	3,244	215,390

Airlines - 0.2%

American Airlines Group, Inc.	932	38,221

Apparel Manufacturers - 0.7%

VF Corp.	1,951	126,347

Applications Software - 3.1%

Microsoft Corp.	5,989	330,772
Salesforce.com, Inc.†	1,570	115,913
ServiceNow, Inc.†	2,054	125,664

		572,349

Athletic Footwear - 1.0%

adidas AG	420	49,226
Asics Corp.	2,900	51,664
NIKE, Inc., Class B	1,460	89,746

		190,636

Auto-Cars/Light Trucks - 0.4%

General Motors Co.	2,417	75,966

Auto/Truck Parts & Equipment-Original - 1.8%

Delphi Automotive PLC	2,123	159,267
WABCO Holdings, Inc.†	1,604	171,500

		330,767

Banks-Commercial - 3.1%

Banca Generali SpA	2,766	81,361
CaixaBank SA	12,699	37,527
CaixaBank SA†	201	594
FinecoBank Banca Fineco SpA	5,774	48,620
HDFC Bank, Ltd. ADR	550	33,896
ICICI Bank, Ltd. ADR	19,862	142,212
Sberbank of Russia ADR	13,400	92,996
Sumitomo Mitsui Financial Group, Inc.	4,100	124,299

		561,505

Banks-Fiduciary - 0.7%

Citizens Financial Group, Inc.	2,788	58,409
Northern Trust Corp.	1,131	73,707

		132,116

Banks-Super Regional - 0.5%

PNC Financial Services Group, Inc.	1,022	86,431

Beverages-Non-alcoholic - 0.3%

Monster Beverage Corp.†	394	52,552

Brewery - 1.5%

Anheuser-Busch InBev SA/NV	972	120,835
Molson Coors Brewing Co., Class B	1,576	151,579

		272,414

Building & Construction Products-Misc. - 0.5%

Fortune Brands Home & Security, Inc.	1,670	93,587

Building-Heavy Construction - 0.4%

SBA Communications Corp., Class A†	726	72,723

Cable/Satellite TV - 1.2%

Sky PLC	15,170	223,108

Chemicals-Specialty - 0.5%

Brenntag AG	1,447	82,656

Commercial Services - 1.1%

Nielsen Holdings PLC	3,989	210,061

Commercial Services-Finance - 0.9%

Equifax, Inc.	743	84,917
Global Payments, Inc.	1,295	84,564

		169,481

Computer Services - 1.3%

Accenture PLC, Class A	1,660	191,564
IHS, Inc., Class A†	380	47,181

		238,745

Cosmetics & Toiletries - 3.9%

Beiersdorf AG	1,538	138,852
Colgate-Palmolive Co.	3,750	264,938
Coty, Inc., Class A	1,770	49,259
Estee Lauder Cos., Inc., Class A	2,701	254,731

		707,780

Diversified Banking Institutions - 1.3%

Bank of America Corp.	10,539	142,487
BNP Paribas SA	1,991	100,206

		242,693

Diversified Manufacturing Operations - 0.6%

Siemens AG	968	102,604

Diversified Minerals - 0.3%

BHP Billiton PLC	4,385	49,300

E-Commerce/Products - 2.1%

Alibaba Group Holding, Ltd. ADR†	1,924	152,054
Amazon.com, Inc.†	382	226,770

		378,824

E-Commerce/Services - 0.7%

Priceline Group, Inc.†	95	122,451

Electric-Integrated - 0.8%

Eversource Energy	2,150	125,431
RWE AG	2,072	26,819

		152,250

Electronic Components-Semiconductors - 0.4%

SK Hynix, Inc.	2,770	68,184

Enterprise Software/Service - 0.8%

Workday, Inc., Class A†	1,840	141,386

Finance-Credit Card - 1.8%

Alliance Data Systems Corp.†	645	141,900
Visa, Inc., Class A	2,346	179,422

		321,322

Finance-Leasing Companies - 0.6%

AerCap Holdings NV†	1,530	59,303
Air Lease Corp.	1,850	59,422

		118,725

Finance-Other Services - 1.5%

Hong Kong Exchanges and Clearing, Ltd.	2,226	53,546
Intercontinental Exchange, Inc.	943	221,737

		275,283

Food-Catering - 0.4%

Compass Group PLC		4,618	81,448

Food-Misc./Diversified - 1.6%

Mondelez International, Inc., Class A		7,357	295,163

Food-Retail - 1.1%

Seven & i Holdings Co., Ltd.		4,800	204,377

Hotels/Motels - 0.7%

Hilton Worldwide Holdings, Inc.		5,700	128,364

Instruments-Controls - 1.3%

Honeywell International, Inc.		2,189	245,277

Insurance-Life/Health - 0.5%

China Life Insurance Co., Ltd.		40,000	98,693

Insurance-Property/Casualty - 0.7%

PICC Property & Casualty Co., Ltd.		14,000	25,700
Tokio Marine Holdings, Inc.		3,100	104,669

			130,369

Investment Management/Advisor Services - 1.7%

BlackRock, Inc.		468	159,387
Invesco, Ltd.		2,625	80,771
WisdomTree Investments, Inc.		5,812	66,431

			306,589

Medical Information Systems - 0.2%

Cerner Corp.†		760	40,250

Medical Instruments - 1.0%

Boston Scientific Corp.†		7,710	145,025
Olympus Corp.		805	31,293

			176,318

Medical Products - 1.1%

Becton Dickinson and Co.		1,300	197,366

Medical-Biomedical/Gene - 0.7%

Incyte Corp.†		440	31,887
Regeneron Pharmaceuticals, Inc.†		245	88,308

			120,195

Medical-Drugs - 3.9%

Allergan PLC†		958	256,773
AstraZeneca PLC		1,304	73,088
Bristol-Myers Squibb Co.		4,699	300,172
Merck & Co., Inc.		1,569	83,016

			713,049

Medical-HMO - 0.9%

UnitedHealth Group, Inc.		1,342	172,984

Oil Companies-Exploration & Production - 1.7%

Anadarko Petroleum Corp.		1,318	61,379
CNOOC, Ltd.		62,000	73,290
EOG Resources, Inc.		1,360	98,709
Hess Corp.		1,647	86,715

			320,093

Oil Companies-Integrated - 0.7%

TOTAL SA		2,733	124,582

Optical Supplies - 0.8%

Essilor International SA		1,114	137,600

Real Estate Investment Trusts - 0.4%

Public Storage		282	77,784

Real Estate Management/Services - 2.1%

Daito Trust Construction Co., Ltd.		984	139,716
Vonovia SE		6,586	237,004

			376,720

Retail-Apparel/Shoe - 1.0%

Industria de Diseno Textil SA		1,616	54,366
L Brands, Inc.		1,387	121,792

			176,158

Retail-Auto Parts - 1.0%

Advance Auto Parts, Inc.		1,190	190,805

Retail-Restaurants - 0.5%

Chipotle Mexican Grill, Inc.†		66	31,084
Starbucks Corp.		1,070	63,879

			94,963

Retail-Vision Service Center - 0.4%

Luxottica Group SpA		1,173	64,736

Semiconductor Components-Integrated Circuits - 1.0%

NXP Semiconductors NV†		2,152	174,463

Textile-Apparel - 0.6%

LVMH Moet Hennessy Louis Vuitton SE		627	107,376

Transport-Rail - 0.7%

Kansas City Southern		1,597	136,464

Transport-Services - 1.3%

FedEx Corp.		1,433	233,178

Web Portals/ISP - 1.5%

Alphabet, Inc., Class C†		321	239,129
Baidu, Inc. ADR†		214	40,848

			279,977

Total Common Stocks (cost $11,544,275)			12,116,224

EXCHANGE-TRADED FUNDS - 0.4%

iShares MSCI Japan Index Fund (cost $74,741)		6,500	74,165

FOREIGN GOVERNMENT OBLIGATIONS - 30.7%
Sovereign - 30.7%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	20,000	15,748
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	45,000	36,746
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	30,000	24,337

Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	15,000	12,657
Commonwealth of Australia Senior Bonds 4.25% due 04/21/2026	AUD	45,000	39,865
Commonwealth of Australia Senior Notes 4.50% due 04/15/2020	AUD	50,000	42,082
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	40,000	37,238
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	23,201
Commonwealth of Australia Senior Notes 5.25% due 03/15/2019	AUD	115,000	96,561
Commonwealth of Australia Senior Notes 5.50% due 01/21/2018	AUD	40,000	32,605
Commonwealth of Australia Senior Notes 5.75% due 05/15/2021	AUD	130,000	117,221
Commonwealth of Australia Senior Notes 6.00% due 02/15/2017	AUD	140,000	111,012
Federal Republic of Germany Bonds zero coupon due 04/17/2020	EUR	15,000	17,358
Federal Republic of Germany Bonds 1.50% due 05/15/2024	EUR	30,000	38,520
Federal Republic of Germany Bonds 3.75% due 01/04/2019	EUR	20,000	25,425
Government of Canada Bonds 1.75% due 09/01/2019	CAD	260,000	208,076
Government of Canada Bonds 2.25% due 06/01/2025	CAD	80,000	67,024
Government of Canada Bonds 3.50% due 12/01/2045	CAD	40,000	41,039
Government of Canada Bonds 4.00% due 06/01/2041	CAD	35,000	37,403
Government of Canada Bonds 5.75% due 06/01/2033	CAD	45,000	54,405

Government of Japan Senior Bonds 0.08% due 12/20/2019	JPY	3,900,000	35,058
Government of Japan Senior Notes 0.30% due 09/20/2018	JPY	6,800,000	61,207
Government of Japan Senior Notes 0.30% due 12/20/2024	JPY	7,350,000	67,702
Government of Japan Senior Notes 0.80% due 09/20/2023	JPY	1,450,000	13,828
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	7,950,000	87,202
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	6,000,000	70,181
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	1,550,000	17,118
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	1,950,000	21,938
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	1,000,000	12,309
Kingdom of Belgium Senior Notes 3.00% due 06/22/2034*	EUR	5,000	7,504
Kingdom of Belgium Bonds 3.75% due 09/28/2020*	EUR	20,000	26,893
Kingdom of Denmark Bonds 1.50% due 11/15/2023	DKK	1,085,000	182,273
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	105,000	18,785
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	510,000	83,425
Kingdom of Denmark Bonds 4.00% due 11/15/2019	DKK	390,000	68,722
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	560,000	149,240
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	7,500	13,803
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	1,880,000	244,557
Kingdom of Norway Bonds 4.25% due 05/19/2017*	NOK	150,000	18,900
Kingdom of Norway Bonds 4.50% due 05/22/2019*	NOK	1,385,000	188,518

Kingdom of Spain Notes 1.60% due 04/30/2025*	EUR	10,000	11,678
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	12,312
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	10,000	16,034
Kingdom of Spain Senior Notes 5.85% due 01/31/2022*	EUR	10,000	14,791
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	1,605,000	214,494
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	535,000	66,537
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	310,000	51,906
Kingdom of Sweden Bonds 4.25% due 03/12/2019	SEK	1,520,000	213,324
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	20,945
Republic of Finland Senior Notes 1.50% due 04/15/2023*	EUR	5,000	6,267
Republic of France Bonds zero coupon due 05/25/2020	EUR	15,000	17,239
Republic of France Bonds 0.50% due 11/25/2019	EUR	15,000	17,566
Republic of France Bonds 0.50% due 05/25/2025	EUR	30,000	34,655
Republic of France Bonds 2.50% due 05/25/2030	EUR	5,000	6,948
Republic of France Bonds 3.25% due 05/25/2045	EUR	10,000	16,451
Republic of Ireland Bonds 4.50% due 10/18/2018	EUR	5,000	6,381
Republic of Italy Bonds 0.75% due 01/15/2018	EUR	25,000	28,835
Republic of Italy Senior Bonds 3.50% due 03/01/2030*	EUR	25,000	34,969
Republic of Italy Bonds 3.75% due 09/01/2024	EUR	20,000	27,658
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	8,539

Republic of Poland Bonds 1.50% due 04/25/2020	PLN	200,000	52,711
Republic of Poland Bonds 2.50% due 07/25/2018	PLN	200,000	54,792
Republic of Poland Bonds 3.25% due 07/25/2025	PLN	180,000	50,314
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	72,902
Republic of Poland Bonds 4.00% due 10/25/2023	PLN	140,000	41,304
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	270,000	81,872
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	375,000	120,962
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	155,000	116,861
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	65,000	51,263
Republic of Singapore Senior Bonds 3.00% due 09/01/2024	SGD	90,000	72,849
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	260,000	210,261
Republic of Singapore Senior Notes 3.38% due 09/01/2033	SGD	35,000	29,773
Republic of South Africa Senior Notes 6.25% due 03/31/2036	ZAR	1,325,000	62,463
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	1,710,000	80,172
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	670,000	41,854
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,135,000	72,044
Republic of South Africa Bonds 8.00% due 01/31/2030	ZAR	2,110,000	126,343
Republic of South Africa Bonds 8.25% due 09/15/2017	ZAR	635,000	43,124
Republic of South Africa Bonds 8.75% due 02/28/2048	ZAR	800,000	48,119
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	50,000	74,479
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	45,000	68,047

United Kingdom Gilt Treasury Bonds 2.00% due 09/07/2025	GBP	70,000	105,775
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	30,000	51,588
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	20,000	36,072
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	20,000	39,996
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	30,000	59,133
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	15,000	31,316
United Mexican States Bonds 6.50% due 06/10/2021	MXN	1,592,400	96,793
United Mexican States Bonds 7.50% due 06/03/2027	MXN	1,767,700	113,540
United Mexican States Bonds 8.00% due 06/11/2020	MXN	556,700	35,594
United Mexican States Senior Bonds 8.00% due 12/07/2023	MXN	238,200	15,683
United Mexican States Bonds 8.50% due 12/13/2018	MXN	348,000	22,029
United Mexican States Senior Bonds 8.50% due 11/18/2038	MXN	360,300	25,247
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,162,700	86,393
United Mexican States Bonds 10.00% due 11/20/2036	MXN	347,700	27,788

Total Foreign Government Obligations (cost $6,060,829)			5,614,671

U.S. GOVERNMENT TREASURIES - 1.9%
United States Treasury Bonds - 0.5%

2.88% due 05/15/2043		$10,000	10,537
3.00% due 05/15/2045		30,000	32,354
3.63% due 02/15/2044		15,000	18,198
4.50% due 02/15/2036		15,000	20,581

			81,670

United States Treasury Notes - 1.4%

0.75% due 12/31/2017		95,000	95,033
1.00% due 09/30/2019		25,000	25,021
1.38% due 04/30/2020		45,000	45,466
2.00% due 11/30/2020		80,000	82,872
2.00% due 08/15/2025		15,000	15,288

			263,680

Total U.S. Government Treasuries (cost $335,537)			345,350

Total Long-Term Investment Securities (cost $18,015,382)			18,150,410

REPURCHASE AGREEMENTS - 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(1)		25,000	25,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)		5,000	5,000
BNP Paribas SA Joint Repurchase Agreement(1)		15,000	15,000
Deutsche Bank AG Joint Repurchase Agreement(1)		15,000	15,000
RBS Securities, Inc. Joint Repurchase Agreement(1)		10,000	10,000

Total Repurchase Agreements (cost $70,000)			70,000

TOTAL INVESTMENTS (cost $18,085,382)(3)		99.7%	18,220,410
Other assets less liabilities		0.3	48,370

NET ASSETS		100.0%	$18,268,780

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $613,398 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	Denominated in United States Dollar unless otherwise indicated.
(3)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

AUD Australian Dollar

CAD Canadian Dollar

DKK Danish Krone

EUR Euro Dollar

GBP Pound Sterling

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

PLN Polish Zloty

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2016	Unrealized Appreciation (Depreciation)
1	Short	Euro-Bund	June 2016	$184,937	$185,842	$(905)
1	Long	Mini MSCI EAFE Index	June 2016	79,500	81,275	1,775
3	Short	U.S. Treasury 10YR Notes	June 2016	391,696	391,172	524

						$1,394

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	10,000	USD	7,652	04/28/2016	$—	$(5)
	JPY	23,110,000	USD	203,805	04/28/2016	—	(1,680)
	USD	149,763	JPY	16,982,000	04/28/2016	1,235	—
	USD	7,701	KRW	8,805,000	04/29/2016	—	(20)
	USD	49,935	MYR	200,000	04/29/2016	1,648	—

						2,883	(1,705)

Bank of Montreal	CAD	51,000	USD	38,448	04/28/2016	—	(822)
	CAD	684,000	USD	515,662	04/29/2016	—	(11,021)
	USD	355,837	CAD	472,000	04/29/2016	7,605	—

						7,605	(11,843)

Barclays Bank PLC	INR	5,680,000	USD	84,700	04/29/2016	—	(750)

BNP Paribas SA	SGD	11,000	USD	8,156	04/29/2016	—	(4)
	USD	74,853	GBP	52,000	04/29/2016	—	(163)
	USD	12,706	MXN	220,000	04/29/2016	—	(2)

						—	(169)

Citibank N.A.	EUR	882,000	USD	988,681	04/29/2016	—	(15,699)
	SGD	630,000	USD	459,314	04/29/2016	—	(8,046)
	USD	14,104	JPY	1,585,000	04/28/2016	—	(11)
	USD	4,806	NZD	7,000	04/28/2016	26	—
	USD	145,814	SGD	200,000	04/29/2016	2,554	—

						2,580	(23,756)

Commonwealth Bank of Australia	AUD	194,000	USD	146,395	04/29/2016	—	(2,144)
	JPY	23,110,000	USD	203,830	04/28/2016	—	(1,656)
	USD	149,781	JPY	16,982,000	04/28/2016	1,217	—
	USD	91,308	AUD	121,000	04/29/2016	1,337	—

						2,554	(3,800)

Credit Suisse International	CNY	410,000	USD	63,027	04/29/2016	—	(356)
	USD	1,342	NZD	2,000	04/28/2016	39	—

						39	(356)

Goldman Sachs International	INR	5,680,000	USD	84,669	04/29/2016	—	(782)
	JPY	1,700,000	USD	15,110	04/28/2016	—	(6)

						—	(788)

HSBC Bank USA	CNH	95,000	USD	14,527	10/21/2016	—	(29)
	GBP	9,000	USD	12,939	04/28/2016	12	—
	NZD	38,000	USD	25,398	04/29/2016	—	(833)
	PLN	1,777,000	USD	465,933	04/29/2016	—	(10,121)
	USD	3,933	PLN	15,000	04/28/2016	85	—
	USD	24,060	NZD	36,000	04/29/2016	791	—

						888	(10,983)

JPMorgan Chase Bank N.A	AUD	10,000	USD	7,659	04/28/2016	2	—
	AUD	195,000	USD	147,188	04/29/2016	—	(2,117)
	CNY	410,000	USD	62,912	04/29/2016	—	(471)
	GBP	23,000	USD	32,536	04/28/2016	—	(500)
	GBP	383,000	USD	541,810	04/29/2016	—	(8,315)
	KRW	18,482,000	USD	15,929	04/29/2016	—	(194)
	SEK	20,000	USD	2,411	04/28/2016	—	(55)
	SGD	5,000	USD	3,646	04/28/2016	—	(63)
	USD	3,794	AUD	5,000	04/28/2016	35	—
	USD	90,577	AUD	120,000	04/29/2016	1,303	—
	USD	290,003	GBP	205,000	04/29/2016	4,450	—
	USD	97,061	INR	6,440,000	04/29/2016	—	(177)
	USD	73,310	KRW	84,907,000	04/29/2016	761	—

						6,551	(11,892)

Morgan Stanley and Co. International PLC	BRL	419,000	USD	113,017	04/04/2016	—	(3,513)
	CHF	5,000	USD	5,142	04/28/2016	—	(64)
	EUR	210,000	USD	239,494	04/29/2016	356	—
	JPY	17,200,000	USD	153,132	04/28/2016	196	—
	SGD	115,000	USD	85,409	04/29/2016	97	—
	USD	105,637	BRL	419,000	04/04/2016	10,892	—
	USD	301,307	CHF	293,000	04/29/2016	3,740	—
	USD	15,690	GBP	11,000	04/29/2016	110	—
	USD	27,987	HKD	217,000	04/29/2016	—	(8)
	USD	93,837	SEK	760,000	04/29/2016	—	(139)
	USD	112,218	BRL	419,000	05/03/2016	3,385	—

						18,776	(3,724)

National Australia Bank Limited	NZD	38,000	USD	25,452	04/29/2016	—	(778)

Royal Bank of Canada	MXN	7,585,000	USD	431,235	04/29/2016	—	(6,765)
	USD	3,827	CAD	5,000	04/28/2016	23	—
	USD	11,657	MXN	205,000	04/28/2016	182	—
	USD	79,249	CAD	105,000	04/29/2016	1,601	—

						1,806	(6,765)

Standard Chartered Bank	USD	29,968	ILS	115,000	04/27/2016	658	—
	USD	671	NZD	1,000	04/28/2016	19	—
	USD	175,278	TWD	5,679,000	04/29/2016	1,401	—
	USD	14,283	CNH	97,000	10/21/2016	579	—

						2,657	—

State Street Bank and Trust Company	AUD	194,000	USD	146,491	04/29/2016	—	(2,048)
	USD	3,732	MXN	65,000	04/28/2016	21	—
	USD	91,368	AUD	121,000	04/29/2016	1,278	—

						1,299	(2,048)

UBS AG	AUD	194,000	USD	146,589	04/29/2016	—	(1,950)
	CNH	2,000	USD	299	10/21/2016	—	(7)
	DKK	3,310,000	USD	497,632	04/29/2016	—	(8,178)
	NOK	3,777,000	USD	447,607	04/29/2016	—	(8,795)
	SEK	4,516,000	USD	547,484	04/29/2016	—	(9,284)
	USD	91,429	AUD	121,000	04/29/2016	1,216	—
	USD	34,716	CAD	45,000	04/29/2016	—	(66)
	USD	106,743	DKK	710,000	04/29/2016	1,754	—
	USD	16,839	EUR	15,000	04/29/2016	242	—
	USD	91,133	NOK	769,000	04/29/2016	1,791	—
	USD	21,719	RUB	1,486,000	04/29/2016	240	—
	USD	110,806	SEK	914,000	04/29/2016	1,879	—
	USD	67,346	ZAR	1,035,000	04/29/2016	2,414	—
	ZAR	7,163,000	USD	466,089	04/29/2016	—	(16,710)

						9,536	(44,990)

Westpac Banking Corporation	NZD	18,000	USD	12,210	04/28/2016	—	(216)

Net Unrealized Appreciation/(Depreciation)						$57,174	$(124,563)

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan(offshore)

CNY - Chinese Yuan

DKK - Danish Krone

EUR - Euro Dollar

GBP - British Pound Sterling

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean won

MXN - Mexican Peso

MYR - Myalaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2016 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks-Commerical	$560,911	$594	$—	561,505
Other Industries	11,554,719	—	—	11,554,719
Exchange-Traded Funds	74,165	—	—	74,165
Foreign Government Obligations	—	5,614,671	—	5,614,671
U.S. Government Treasuries	—	345,350	—	345,350
Repurchase Agreements	—	70,000	—	70,000

Total Investments at Value	$12,189,795	$6,030,615	$—	$18,220,410

Other Financial Instruments:+
Futures Contracts	$2,299	$—	$—	$2,299
Forward Foreign Currency Contracts	—	57,174	—	57,174

Total Other Financial Instruments	2,299	57,174	—	59,473

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$905	$—	$—	$905
Forward Foreign Currency Contracts	—	124,563	—	$124,563

Total Other Financial Instruments	$905	$124,563	$—	$125,468

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $2,470,601 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2016 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s asset and liabilities classified in the fair value hierarchy as of March 31, 2016 is reported on a schedule following each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Repurchase Agreements

As of March 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.06%	$22,055,000
Growth and Income	0.78	440,000
Growth	3.80	2,145,000
Capital Appreciation	1.51	850,000
Natural Resources	1.64	925,000
Strategic Multi-Asset	0.04	25,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated March 31, 2016, bearing interest at a rate of 0.27% per annum, with a principal amount of $56,465,000, a repurchase price of $56,465,423, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	zero coupon	03/30/2017	$57,979,800	$57,626,884

As of March 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.04%	$9,760,000
Growth and Income	0.76	190,000
Growth	3.78	945,000
Capital Appreciation	1.46	365,000
Natural Resources	1.62	405,000
Strategic Multi-Asset	0.02	5,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $25,000,000, a repurchase price of $25,000,208, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	04/30/2021	$24,143,000	$25,483,236

As of March 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.04%	$19,520,000
Growth and Income	0.77	385,000
Growth	3.79	1,895,000
Capital Appreciation	1.47	735,000
Natural Resources	1.63	815,000
Strategic Multi-Asset	0.03	15,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,417, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	05/15/2023	$50,184,600	$51,058,596

As of March 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.04%	$19,520,000
Growth and Income	0.77	385,000
Growth	3.79	1,895,000
Capital Appreciation	1.47	735,000
Natural Resources	1.63	815,000
Strategic Multi-Asset	0.03	15,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated March 31, 2016, bearing interest at a rate of 0.30% per annum, with a principal amount of $50,000,000, a repurchase price of $50,000,417, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	1/31/2020	$50,623,000	$50,994,005

As of March 31, 2016, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	39.04%	$13,665,000
Growth and Income	0.77	270,000
Growth	3.79	1,325,000
Capital Appreciation	1.47	515,000
Natural Resources	1.63	570,000
Strategic Multi-Asset	0.03	10,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated March 31 2016, bearing interest at a rate of 0.28% per annum, with a principal amount of $35,000,000, a repurchase price of $35,000,272, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	02/15/2020	$32,431,000	$35,701,051

Note 3. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Futures: During the period, the SA BlackRock Multi-Asset Income and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule following the Portfolio’s Portfolio of Investments.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on schedule following the Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables present the value of derivatives held as of March 31, 2016, by their primary underlying risk exposure. The derivative contracts held under the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2016, please refer to the Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign exchange contracts
Portfolio	Future Contracts(1)(4)	Future Contracts(1)(4)	Forward Foreign Currency Contracts(2)	Futures Contracts(1)(4)	Total
SA Black Rock Multi-Asset Income	$552	$3,325	$—	$—	$3,877
Strategic Multi-Asset	—	—	57,174	—	57,174

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Foreign exchange contracts
Portfolio	Future Contracts(1)(4)	Future Contracts(1)(4)	Forward Foreign Currency Contracts(3)	Futures Contracts(1)(4)	Total
SA Black Rock Multi-Asset Income	$7,234	$—	$—	$1,300	$8,534
Strategic Multi-Asset	1,197	855	124,563	—	126,615

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Black Rock Multi-Asset Income	$(5,248)
Strategic Multi-Asset	1,394

Note 4. Federal Income Taxes

As of March 31, 2016, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$43,963,648	$(1,996,499)	$40,967,149	$1,550,595,334
Asset Allocation	21,193,138	(8,049,648)	13,143,490	176,275,723
Growth and Income	28,126,030	(7,519,287)	20,606,743	180,367,759
Growth	39,372,644	(29,453,918)	9,918,726	619,688,003
Capital Appreciation	200,661,901	(56,130,728)	144,531,173	1,182,477,241
Natural Resources	7,696,948	(27,743,335)	(20,046,387)	181,151,853
SA BlackRock Multi-Asset Income	175,432	(750,886)	(575,454)	19,207,787
Strategic Multi-Asset	1,068,767	(1,053,382)	15,385	18,205,025

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:	/s/ John T. Genoy
John T. Genoy President

Date:	May 27, 2016

BY:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date:	May 27, 2016